UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.2%

Alabama — 0.7%
Mobile, Industrial Development Board, Alabama Power - Barry Plant Project, RB
0.220%, 06/01/10 (A)	$4,500	$4,500

Arizona — 2.0%
JP Morgan Chase Putters/Drivers Trust, Ser 3633, RB
0.290%, 06/07/10 (A)	2,500	2,500
Pima County, COP
3.000%, 06/01/10	2,000	2,000
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.290%, 06/07/10 (A)	8,125	8,125

		12,625

California — 1.6%
Deutsche Bank Spears/Lifers Trust, Ser 477, RB, FSA, FGIC, AMBAC
0.290%, 06/04/10 (A)	1,000	1,000
JP Morgan Chase Putters/Drivers Trust, Ser 3667Z, RB
0.440%, 06/05/10 (A)	1,300	1,300
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.360%, 06/03/10 (A)	7,986	7,985

		10,285

Colorado — 6.8%
Colorado State, Educational & Cultural Facilities Authority, Linfield Christian School Project, RB
0.270%, 06/03/10 (A) (B)	8,125	8,125
Colorado State, Health Facilities Authority, RB, FSA
0.300%, 06/02/10 (A)	13,015	13,015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cornerstone, Metropolitan District No. 1, RB
0.310%, 06/03/10 (A) (B)	$7,675	$7,675
Fort Collins, Pollution Control, Ser 2036, RB
0.360%, 06/05/10 (A)	9,935	9,935
Southglenn, Metropolitan District, RB
0.300%, 06/03/10 (A) (B)	5,000	5,000

		43,750

Connecticut — 0.9%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.290%, 06/02/10 (A) (B)	5,640	5,640

Delaware — 1.1%
Delaware State, Economic Development Authority, School House Project, RB
0.500%, 06/02/10 (A) (B)	3,550	3,550
New Castle County, University Courtyard Apartments Project, RB
0.280%, 06/03/10 (A) (B)	3,860	3,860

		7,410

Florida — 9.4%
Austin Trust , Variable Certificates, Ser 2007-1036, COP, AMBAC
0.320%, 06/03/10 (A)	7,100	7,100
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.310%, 06/03/10 (A)	16,300	16,300
Eclipse Funding Trust, Solar Eclipse - Miami, RB
0.290%, 06/01/10 (A) (B)	3,000	3,000
Eclipse Funding Trust, Solar Eclipse - Winter, RB
0.290%, 06/06/10 (A) (B)	5,220	5,220
Hillsborough County, School Board, Ser A, COP, NATL-RE
0.210%, 06/01/10 (A) (B)	2,300	2,300

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.400%, 06/01/10 (A) (B)	$3,600	$3,600
JP Morgan Chase Putters/Drivers Trust, Ser 3701, RB
0.220%, 06/01/10 (A)	995	995
Lee Memorial Health System, Ser B, RB
0.280%, 06/01/10 (A) (B)	3,000	3,000
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, RB, NATL
0.270%, 06/02/10 (A) (B)	14,950	14,950
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.300%, 06/01/10 (A) (B)	4,000	4,000

		60,465

Georgia — 0.5%
Macon, Water Authority, RB
0.290%, 06/03/10 (A)	2,980	2,980

Illinois — 9.8%
BB&T Municipal Trust, Ser 5001, RB
0.440%, 06/07/10 (A) (B)	1,535	1,535
Bloomington, GO
0.330%, 06/07/10 (A)	1,450	1,450
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.360%, 06/05/10 (A)	4,495	4,495
Deutsche Bank Spears/Lifers Trust, Ser 315, GO, FGIC
0.290%, 06/05/10 (A)	3,000	3,000
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, FSA
0.290%, 06/03/10 (A)	5,110	5,110

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.290%, 06/05/10 (A)	$4,240	$4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.290%, 06/03/10 (A)	4,175	4,175
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.310%, 06/07/10 (A)	3,200	3,200
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, NATL
0.310%, 06/07/10 (A)	2,946	2,946
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.600%, 06/02/10 (A) (B)	1,000	1,000
Illinois State, Development Finance Authority, Creative Children’s Academy Project, RB
0.850%, 06/03/10 (A) (B)	2,100	2,100
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.330%, 06/02/10 (A) (B)	1,000	1,000
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.330%, 06/02/10 (A) (B)	2,200	2,200
Illinois State, Finance Authority, RB
0.300%, 06/07/10 (A)	4,000	4,000
Macon County, Decatur Family YMCA Project, RB
0.300%, 06/02/10 (A) (B)	8,700	8,700
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.320%, 06/01/10 (A) (B)	2,100	2,100
Schaumburg Village, Ser A, GO
0.310%, 06/03/10 (A)	600	600

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.680%, 06/03/10 (A) (B)	$4,350	$4,350
Springfield, Putters, Ser 1314, RB
0.290%, 06/03/10 (A)	6,985	6,985

		63,186

Indiana — 6.5%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.290%, 06/03/10 (A)	10,490	10,490
East Porter County, School Building Corporation, Downtown Smyrna Project, Ser 144, RB, NATL
0.310%, 06/03/10 (A)	5,180	5,180
Indiana State, Finance Authority, Franklin College Project, RB
0.250%, 06/07/10 (A) (B)	100	100
Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.570%, 06/03/10 (A) (B)	9,215	9,215
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.600%, 06/03/10 (A) (B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.370%, 06/03/10 (A) (B)	795	795
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.290%, 06/05/10 (A) (B)	1,065	1,065

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Transportation Finance Authority, Municipal Securities Trust Receipts, RB
0.300%, 06/01/10 (A)	$3,025	$3,025
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.280%, 06/03/10 (A) (B)	8,300	8,300

		41,570

Iowa — 0.3%
Iowa State, Finance Authority, Morningside College Project, RB
0.300%, 06/01/10 (A) (B)	790	790
Iowa State, Finance Authority, Morningside College Project, RB
0.300%, 06/01/10 (A) (B)	1,400	1,400

		2,190

Kentucky — 1.9%
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.340%, 06/05/10 (A)	4,100	4,100
Kentucky State, Rural Water Finance Authority, Ser B-2, RB
1.250%, 01/01/11	3,000	3,010
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.270%, 06/04/10 (A) (B)	4,850	4,850

		11,960

Louisiana — 1.9%
Eclipse Funding Trust, Solar Eclipse, RB
0.290%, 06/01/10 (A) (B)	12,335	12,335

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 0.2%
Maryland State, Washington Suburban Sanitation District, Ser A, BAN
0.300%, 06/02/10 (A)	$1,300	$1,300

Massachusetts — 5.5%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.290%, 06/03/10 (A)	4,500	4,500
Lawrence, BAN
1.750%, 09/01/10	2,800	2,807
Massachusetts State, Central Artery Project, Ser A, GO
0.320%, 06/01/10 (A)	3,800	3,800
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.280%, 06/03/10 (A) (B)	3,885	3,885
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.650%, 06/03/10 (A) (B)	4,280	4,280
Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.290%, 06/03/10 (A) (B)	2,750	2,750
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.280%, 06/03/10 (A) (B)	2,535	2,535
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.310%, 06/03/10 (A)	2,800	2,800
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.280%, 06/02/10 (A) (B)	500	500
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.290%, 06/03/10 (A)	2,300	2,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 51, GO, AMBAC
0.290%, 06/03/10 (A) (B)	$2,100	$2,100
Massachusetts State, Ser B, GO
0.280%, 06/01/10 (A)	500	500
Massachusetts State, Water Resources Authority, Sub-Ser B, RB
0.280%, 06/02/10 (A) (B)	2,800	2,800

		35,557

Michigan — 3.5%
Detroit City, School District, Putters, Ser 2954, GO, FSA
0.340%, 06/05/10 (A)	10,360	10,360
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.320%, 06/01/10 (A)	1,950	1,950
Michigan State, Municipal Bond Authority, Revenue Notes, Ser C-1, RB
3.000%, 08/20/10	10,000	10,035

		22,345

Minnesota — 2.1%
Arden Hills, Housing & Health Authority, Presbyterian Homes Project, Ser A, RB
0.300%, 06/01/10 (A) (B)	300	300
Austin, Industrial Development Authority, Supervalu Project, RB
0.270%, 06/02/10 (A) (B)	3,325	3,325
Minnesota State, Rural Water Finance Authority, Public Construction Projects, RB
0.650%, 04/15/11	4,000	4,000
St. Paul, Port Authority, Amherst H. Wilder Foundation, RB
0.300%, 06/01/10 (A) (B)	5,935	5,935

		13,560

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 1.6%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.250%, 06/07/10 (A) (B)	$3,200	$3,200
Missouri State, Public Utilities Commission, Interim Construction Notes, RB
2.250%, 08/01/10	7,300	7,315

		10,515

Nebraska — 0.8%
Douglas County, Hospital Authority No. 3, RB
0.300%, 06/03/10 (A)	5,030	5,030

Nevada — 0.3%
Clark County, Public Facilities Project, Ser A, GO
3.000%, 06/01/10	2,250	2,250

New Hampshire — 1.4%
New Hampshire State, Health & Education Facilities Authority, New London Hospital Project, RB
0.650%, 06/07/10 (A) (B)	8,750	8,750

New Jersey — 0.8%
Hudson County, Improvement Authority, Revenue Notes, RB
1.250%, 01/19/11	2,000	2,007
New Jersey State, Health Care Facilities Financing Authority, Southern Ocean County Hospital Project, RB
0.220%, 06/03/10 (A) (B)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser C, RB
0.200%, 06/07/10 (A) (B)	$400	$400
Newark, Ser D, GO
1.250%, 06/17/10	2,000	2,001

		5,408

New Mexico — 1.1%
New Mexico State, Municipal Energy Acquisition Authority, RB
0.270%, 06/03/10 (A)	7,000	7,000

New York — 8.4%
Lewiston-Porter, Central School District, BAN
2.000%, 07/29/10	1,045	1,046
Liberty, Central School District, BAN
1.500%, 12/23/10	2,500	2,507
Metropolitan New York, Transportation Authority, Ser E-2, RB
0.310%, 06/03/10 (A) (B)	4,700	4,700
New York City, Transitional Finance Authority, Sub-Ser 2F, RB
0.200%, 06/01/10 (A)	6,920	6,920
New York State, Dormitory Authority, Oxford University Press Project, RB
0.220%, 06/02/10 (A) (B)	1,000	1,000
New York State, Dormitory Authority, RB
0.310%, 06/06/10 (A)	13,820	13,820
New York State, General Services Authority, RB
0.260%, 06/03/10 (A) (B)	11,952	11,952
New York State, Local Government Services, Ser E, RB
0.320%, 06/02/10 (A) (B)	3,400	3,400

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sales Tax Asset Receivable, Ser 2901, RB
0.310%, 06/02/10 (A)	$5,200	$5,200
Syracuse, Ser A, RAN
2.000%, 06/30/10	3,610	3,613

		54,158

Ohio — 0.9%
Columbus, Sewer Revenue Authority, Ser B, RB
0.250%, 06/03/10 (A)	2,200	2,200
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.290%, 06/03/10 (A) (B)	1,050	1,050
Lima, Refunding & Improvement Authority, Lima Memorial Hospital Project, RB
0.370%, 06/03/10 (A) (B)	230	230
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.290%, 06/02/10 (A)	2,300	2,300

		5,780

Oklahoma — 0.9%
Tulsa, Public Facilities Authority, Ser A, RB, AMBAC
5.000%, 06/01/10	5,825	5,825

Oregon — 1.1%
BB&T Municipal Trust, Ser 2008, RB
0.320%, 06/03/10 (A) (B)	7,245	7,245

Pennsylvania — 3.8%
Delaware Valley, Regioinal Financial Authority, Municipal Securities Trust Receipts, RB
0.290%, 06/05/10 (A)	5,765	5,765
Erie, Water Authority, Ser B, RB, AGM
2.500%, 12/01/10 (A) (B)	2,000	2,000
JP Morgan Chase Putters/Drivers Trust, Ser 3666Z, RB, NATL
0.290%, 06/01/10 (A)	6,550	6,550

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.260%, 06/03/10 (A) (B)	$220	$220
RBC Municipal Products Trust, Ser E-16, RB
0.290%, 06/07/10 (A) (B)	10,000	10,000

		24,535

Puerto Rico — 3.9%
Austin Trust , Variable Certificates, Ser 2008-355, RB
0.380%, 06/03/10 (A) (B)	10,690	10,690
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.290%, 06/03/10 (A)	5,000	5,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.310%, 06/05/10 (A)	9,435	9,435

		25,125

South Carolina — 0.3%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.310%, 06/03/10 (A) (B)	1,810	1,810

Tennessee — 0.4%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.240%, 06/02/10 (A) (B)	2,400	2,400
Franklin County, Health & Educational Facilities Board, University of South Sewanee Project, RB
0.330%, 06/01/10 (A)	400	400

		2,800

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 3.9%
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.296%, 06/03/10 (A) (B)	$1,300	$1,300
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
0.200%, 06/01/10 (A)	8,000	8,000
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
0.280%, 06/01/10 (A)	4,400	4,400
Red River, Educational Financing Revenue Authority, Texas Christian University, RB
0.250%, 06/02/10 (A)	7,000	7,000
Tyler, Waterworks & Sewer Revenue Authority, Municipal Securities Trust Receipts, Ser 112, RB, FGIC
0.300%, 06/01/10 (A)	4,700	4,700

		25,400

Vermont — 1.2%
Vermont State, Educational & Health Buildings Financing Agency, North Country Hospital Project, Ser A, RB
0.290%, 06/01/10 (A) (B)	1,415	1,415
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.240%, 06/03/10 (A) (B)	6,105	6,105

		7,520

Washington — 3.7%
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.280%, 06/06/10 (A)	18,795	18,795
Washington State, Economic Development Finance Authority, Pioneer Human Services Project, Ser H, RB
0.300%, 06/01/10 (A) (B)	100	100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Swedish Health Services Project, RB
0.330%, 06/02/10 (A) (B)	$4,480	$4,480
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.300%, 06/01/10 (A) (B)	200	200
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.300%, 06/01/10 (A) (B)	100	100

		23,675

Wisconsin — 4.2%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.300%, 06/01/10 (A) (B)	1,300	1,300
Wisconsin State, Health & Educational Facilities Authority, Aurora Healthcare Project, Ser C, RB
0.200%, 06/01/10 (A) (B)	925	925
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.200%, 06/01/10 (A) (B)	2,200	2,200
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.360%, 06/03/10 (A)	22,952	22,951

		27,376

Multi-State — 7.8%
BB&T Municipal Trust, Ser 1007, RB
0.360%, 06/03/10 (A) (B)	9,085	9,085
BB&T Municipal Trust, Ser 1015, RB
0.360%, 06/06/10 (A) (B)	13,500	13,500

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 1018, RB
0.360%, 06/02/10 (A) (B)	$7,510	$7,510
BB&T Municipal Trust, Ser 1034, RB
0.360%, 06/02/10 (A) (B)	4,200	4,200
BB&T Municipal Trust, Ser 2031, RB, AGM
0.330%, 06/03/10 (A)	700	700
BB&T Municipal Trust, Ser 2035, RB, AGM
0.300%, 06/03/10 (A) (B)	3,255	3,255
BB&T Municipal Trust, Ser 2044, RB, NATL
0.300%, 06/03/10 (A) (B)	3,500	3,500
BB&T Municipal Trust, Ser 5000, RB
0.440%, 06/02/10 (A) (B)	8,431	8,431

		50,181

Total Municipal Bonds (Cost $652,041) ($ Thousands)		652,041

Total Investments — 101.2% (Cost $652,041) ($ Thousands) †		$652,041

Percentages are based on Net Assets of $644,357 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Mortgage Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2010, all of the Fund’s investments are Level 2.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.7%

Alabama — 0.7%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.420%, 06/02/10 (A) (B)	$1,100	$1,100
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.340%, 06/03/10 (B)	5,000	5,000

		6,100

Arizona — 3.2%
JP Morgan Chase Putters/Drivers Trust, Ser 3598, RB
0.360%, 06/04/10 (B)	9,295	9,295
Pima County, COP	3,000	3,000
3.000%, 06/01/10
Pima County, Industrial Development Authority, RB
0.300%, 06/04/10 (B)	4,100	4,100
Tempe, Industrial Development Authority, Friendship Village Project, Ser C, RB
0.570%, 06/03/10 (A) (B)	13,480	13,480

		29,875

Arkansas — 0.6%
JP Morgan Chase Putters/Drivers Trust, Ser 3693Z, RB, NATL-RE FGIC
0.340%, 06/03/10 (B)	5,345	5,345

California — 6.8%
California State, Communities Development Authority, Ser 3048, RB
0.290%, 06/06/10 (B)	17,000	17,000
California State, Municipal Securities Trust Receipts, Ser 135, GO, AMBAC
0.300%, 06/01/10 (B)	4,500	4,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.300%, 06/01/10 (B)	$2,180	$2,180
Ceres, Unified School District, TRAN
1.250%, 11/11/10	2,000	2,004
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.290%, 06/03/10 (B)	1,745	1,745
JP Morgan Chase Putters/Drivers Trust, Ser 3667Z, RB
0.440%, 06/05/10 (B)	10,200	10,200
Los Angeles, Department of Water & Power, Sub-Ser A-7, RB
0.250%, 06/03/10 (B)	9,100	9,100
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.360%, 06/03/10 (B)	8,535	8,534
San Diego County, Museum of Art Project, COP
0.380%, 06/03/10 (A) (B)	900	900
Sequoia, Union High School District, Ser 2160, GO, AGM
0.290%, 06/03/10 (B)	6,965	6,965

		63,128

Colorado — 1.4%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federal Building Project, RB
0.300%, 06/01/10 (A) (B)	5,800	5,800
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Program, Ser A-8, RB
0.230%, 06/01/10 (A) (B)	2,700	2,700

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Educational & Cultural Facilities Authority, Western Christian Schools Project, RB
0.270%, 06/07/10 (A) (B)	$4,875	$4,875

		13,375

Connecticut — 0.3%
Seymour , BAN
2.000%, 08/12/10	2,690	2,695

Delaware — 0.5%
New Castle County, University Courtyard Apartments Project, RB
0.280%, 06/03/10 (A) (B)	4,600	4,600

Florida — 5.0%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.370%, 06/01/10 (A) (B)	2,340	2,340
Broward County, Water & Sewer Utility Authority, RB
0.300%, 06/03/10 (B)	3,090	3,090
Deutsche Bank Spears/Lifers Trust, Ser 492, RB, AMBAC
0.310%, 06/06/10 (B)	2,335	2,335
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.310%, 06/03/10 (B)	2,905	2,905
Escambia County, Solid Waste Authority, Gulf Power Company Project, Ser 2, RB
0.290%, 06/01/10 (B)	11,400	11,400
Florida State University, Financial Assistance, Municipal Securities Trust Receipts, Ser 35 A, RB
0.310%, 06/03/10 (A) (B)	8,580	8,580

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Board of Education, Municipal Securities Trust Receipts, Ser 138, GO, NATL
0.350%, 06/02/10 (B)	$7,100	$7,100
JP Morgan Chase Putters/Drivers Trust, Ser 3701, RB
0.220%, 06/01/10 (B)	995	995
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, RB, NATL
0.270%, 06/02/10 (A) (B)	2,100	2,100
South Broward, Hospital District, Putters, Ser 337, RB, NATL
0.340%, 06/03/10 (B)	6,245	6,245

		47,090

Georgia — 2.5%
Georgia State, Ports Authority, Garden City Terminal Project, RB
0.290%, 06/02/10 (A) (B)	7,000	7,000
Roswell, Multi-Family Housing Authority, Belcourt Project, Ser A, RB
0.310%, 06/02/10 (A) (B)	9,000	9,000
Thomasville, Hosptial Authority, John Archbold Project, Ser A, RB
0.290%, 06/07/10 (A) (B)	4,000	4,000
Thomasville, Hosptial Authority, John Archbold Project, Ser B, RB
0.290%, 06/07/10 (A) (B)	3,805	3,805

		23,805

Idaho — 0.2%
Ammon, Urban Renewal Agency, Tax Increment , Ser A, TA
0.370%, 06/03/10 (A) (B)	1,460	1,460

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 6.2%
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.280%, 06/02/10 (B)	$15,620	$15,620
Channahon Village, Morris Hospital Project, RB
0.260%, 06/03/10 (A) (B)	4,220	4,220
Chicago, Housing Authority, Putters, Ser 2933Z, RB, AGM
0.340%, 06/03/10 (B)	4,960	4,960
Deutsche Bank Spears/Lifers Trust, Ser 315, GO, FGIC
0.290%, 06/05/10 (B)	1,155	1,155
Deutsche Bank Spears/Lifers Trust, Ser 475, GO, AGM
0.310%, 06/03/10 (B)	6,375	6,375
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.310%, 06/03/10 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.310%, 06/07/10 (B)	1,605	1,605
Deutsche Bank Spears/Lifers Trust, Ser 653, GO, NATL
0.310%, 06/07/10 (B)	9,051	9,051
Du Page County, Benedictine University Project, RB
0.260%, 06/07/10 (A) (B)	1,200	1,200
Illinois State, Finance Authority, American Academy Project, RB
0.300%, 06/03/10 (A) (B)	600	600
Illinois State, Finance Authority, Glenkirk Project, RB
0.350%, 06/03/10 (A) (B)	1,840	1,840
Illinois State, Finance Authority, RB
0.300%, 06/07/10 (B)	2,855	2,855
Illinois State, International Port District , RB
0.510%, 06/04/10 (A) (B)	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.320%, 06/01/10 (A) (B)	$2,000	$2,000

		57,761

Indiana — 2.6%
East Porter County, School Building Authority, Spears , Ser DB-145, RB, NATL
0.310%, 06/03/10 (B)	5,710	5,710
Eclipse Funding Trust, Solar Eclipse—IPS Multi-School Building Project, Ser 2007-0026, RB
0.290%, 06/03/10 (A) (B)	2,000	2,000
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.260%, 06/03/10 (A) (B)	1,700	1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.260%, 06/03/10 (A) (B)	3,835	3,835
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.300%, 06/01/10 (A) (B)	865	865
Indiana State, Finance Authority, Franklin College Project, RB
0.250%, 06/07/10 (A) (B)	100	100
Indiana State, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.300%, 06/01/10 (A) (B)	9,090	9,090
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.519%, 06/03/10	1,000	1,000

		24,300

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 1.6%
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.300%, 06/01/10 (A) (B)	$5,345	$5,345
JP Morgan Chase Putters/Drivers Trust, Ser 3543, RB, AGM
0.340%, 06/07/10 (B)	4,995	4,995
Mason City, Industrial Development Authority, Supervalu Project, RB
0.270%, 06/02/10 (A) (B)	4,625	4,625

		14,965

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.300%, 06/01/10 (A) (B)	1,975	1,975

Kentucky — 1.2%
Christian County, Ser A, RB
0.210%, 06/01/10 (A) (B)	950	950
Daviess County, Wendell Fosters Campus Project, RB
0.290%, 06/02/10 (A) (B)	2,860	2,860
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.340%, 06/05/10 (B)	3,275	3,275
Kentucky State, Rural Water Finance Authority, Ser B-2, RB
1.250%, 01/01/11	4,000	4,013

		11,098

Louisiana — 0.1%
Louisiana State, Public Facilities Authority, St. Martins Episcopal School Project, RB
0.850%, 06/03/10 (A) (B)	1,390	1,390

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maine — 0.1%
Portland, Industrial Development Authority, W.W. Grainger Project, RB
0.680%, 06/02/10	$1,315	$1,315

Massachusetts — 4.0%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.290%, 06/03/10 (B)	2,500	2,500
JP Morgan Chase Putters/Drivers Trust, Ser 3691, RB, AMBAC
0.320%, 06/03/10 (B)	1,425	1,425
JP Morgan Chase Putters/Drivers Trust, Ser 3699, GO, AMBAC
0.320%, 06/03/10 (B)	4,600	4,600
Lawrence, BAN
1.750%, 09/01/10	6,650	6,666
Massachusetts Bay, Transportation Authority, Municipal Securities Trust Receipts, Ser 123, RB
0.290%, 06/02/10 (B)	100	100
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.530%, 06/02/10 (A) (B)	7,820	7,820
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.280%, 06/03/10 (A) (B)	3,880	3,880
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.650%, 06/03/10 (A) (B)	2,145	2,145
Massachusetts State, Development Finance Agency, Cardinal Cushings Center Project, RB
0.600%, 06/03/10 (A) (B)	550	550
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.280%, 06/03/10 (A) (B)	1,515	1,515

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.420%, 06/03/10 (A) (B)	$1,500	$1,500
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.310%, 06/03/10 (B)	2,250	2,250
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.280%, 06/02/10 (A) (B)	1,500	1,500
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.290%, 06/03/10 (B)	700	700

		37,151

Michigan — 2.6%
Detroit, Water Supply Authority, RB, AGM
0.300%, 06/03/10 (B)	8,680	8,680
Michigan State, Municipal Bond Authority, Revenue Notes, Ser C-1, RB
3.000%, 08/20/10	15,700	15,754

		24,434

Minnesota — 3.4%
Blaine, Industrial Development Authority, Supervalue Project, RB
0.270%, 06/02/10 (A) (B)	2,255	2,255
Bloomington, Commercial Development Authority, ATS II Project, RB
0.250%, 06/03/10 (A) (B)	650	650
Brooklyn Center, Commercial Development Authority, Brookdale Office Park Partnership, RB
0.290%, 06/03/10 (A) (B)	1,750	1,750

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Brooklyn Center, Revenue Authority, Brookdale Corporation II Project, RB
0.300%, 06/01/10 (A) (B)	$3,200	$3,200
Lauderdale, Children’s Home Society Project, RB
0.300%, 06/01/10 (A) (B)	65	65
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.330%, 06/02/10 (A) (B)	1,275	1,275
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.300%, 06/01/10 (A) (B)	6,064	6,064
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.250%, 06/01/10 (A) (B)	910	910
Minnesota State, Higher Education Facilities Authority, Macalester College Project, Ser 3-Z, RB
0.250%, 06/02/10 (B)	2,495	2,495
Minnesota State, Rural Water Finance Authority, Public Construction Projects, RB
0.650%, 04/15/11	7,000	7,000
Roseville, Healthcare Facilities Authority, Presbyterian Homes Project, RB
0.300%, 06/01/10 (A) (B)	1,670	1,670
Woodbury, Saint Ambrose Project, RB
0.390%, 06/02/10 (A) (B)	4,200	4,200

		31,534

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.3%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.670%, 06/01/10 (A) (B)	$2,500	$2,500

Missouri — 1.4%
Missouri State, Health & Educational Facilities Authority, Children’s Mercy Hospital Project, Ser B, RB
0.260%, 06/02/10 (A) (B)	605	605
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.300%, 06/01/10 (A) (B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury College Project, RB
0.300%, 06/01/10 (A) (B)	800	800
Missouri State, Health & Educational Facilities Authority, St. Francis Medical Center, Ser A, RB
0.300%, 06/01/10 (A) (B)	85	85
Missouri State, Public Utilities Commission, Interim Construction Notes, RB
2.250%, 08/01/10	10,000	10,021
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB		,
0.300%, 06/03/10 (A) (B)	1,300	1300

		13,011

Nebraska — 2.5%
Central Plains, Energy Project #2, RB
0.270%, 06/03/10 (B)	20,200	20,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Norfolk, Industrial Development Revenue Authority , Supervalu Project, RB
0.270%, 06/02/10 (A) (B)	$2,800	$2,800

		23,000

New Hampshire — 1.5%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.240%, 06/03/10 (A) (B)	5,305	5,305
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.240%, 06/03/10 (A) (B)	8,600	8,600

		13,905

New Jersey — 1.7%
Deutsche Bank Spears/Lifers Trust, Ser 511, RB, NATL
0.290%, 06/03/10 (B)	10,235	10,235
Hudson County, Improvement Authority, Revenue Notes, RB
1.250%, 01/19/11	3,000	3,011
Newark, Ser D, GO
1.250%, 06/17/10	3,000	3,001

		16,247

New Mexico — 1.1%
Albuquerque, Metropolitan Redevelopment Authority, Springer Square Project, RB
0.800%, 06/03/10 (A) (B)	3,000	3,000
New Mexico State, Municipal Energy Acquisition Authority, RB
0.270%, 06/03/10 (B)	7,000	7,000

		10,000

New York — 6.2%
Chautauqua County, Industrial Development Agency, Ser A, RB
0.270%, 06/03/10 (A) (B)	4,000	4,000

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JP Morgan Chase Putters/Drivers Trust, Ser 3541Z, RB, NATL-RE FGIC
0.320%, 06/03/10 (B)	$4,995	$4,995
Liberty, Central School District, BAN
1.500%, 12/23/10	3,500	3,510
New York City , Sub-Ser A-4, GO
0.300%, 06/01/10 (A) (B)	400	400
New York City, Housing Development Authority, Multi-Family—The Crest Project, Ser A, RB
0.360%, 06/02/10 (A) (B)	2,700	2,700
New York City, Housing Development Authority, Ser 2899, RB
0.310%, 06/03/10 (B)	11,585	11,585
New York State, Dormitory Authority, Museum of Art Project, Ser A, RB
0.160%, 06/02/10 (B)	370	370
New York State, Dormitory Authority, Oxford University Press Project, RB
0.280%, 06/01/10 (A) (B)	2,000	2,000
0.220%, 06/02/10 (A) (B)	2,400	2,400
New York State, Dormitory Authority, RB
0.310%, 06/06/10 (B)	5,905	5,905
0.290%, 06/03/10 (B)	5,235	5,235
New York State, Thruway Authority, Ser 2800, RB
0.310%, 06/02/10 (B)	14,865	14,865
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
0.300%, 06/07/10 (B)	300	300

		58,265

North Carolina — 1.5%
BB&T Municipal Trust, Ser 2036, RB
0.310%, 06/03/10 (B)	700	700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Capital Facilities Finance Agency, Campbell University Project, RB
0.290%, 06/03/10 (A) (B)	$5,925	$5,925
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.290%, 06/07/10 (A) (B)	125	125
University of North Carolina at Chapel Hill, Ser B, RB
0.170%, 06/01/10 (B)	7,340	7,340

		14,090

Ohio — 3.4%
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.280%, 06/01/10 (B)	100	100
Deutsche Bank Spears/Lifers Trust, Ser 570, RB, AGM
0.330%, 06/03/10 (B)	5,170	5,170
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.280%, 06/07/10 (A) (B)	17,165	17,165
South Euclid, Ser B, BAN
1.750%, 09/30/10	2,000	2,009
Summit County, Port Authority, Barberton YMCA Project, RB
0.260%, 06/07/10 (A) (B)	3,145	3,145
Warren County, Health Care Facilities Revenue, Otterbein Homes Project, RB
0.260%, 06/07/10 (A) (B)	4,000	4,000

		31,589

Pennsylvania — 2.4%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.260%, 06/03/10 (A) (B)	1,200	1,200

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.290%, 06/03/10 (A) (B)	$1,885	$1,885
Erie, Water Authority, Ser A, RB, AGM
2.000%, 06/01/10 (A) (B)	2,000	2,020
Erie, Water Authority, Ser C, RB, AGM
2.000%, 06/01/10 (A) (B)	5,000	5,050
JP Morgan Chase Putters/Drivers Trust, Ser 3666Z, RB, NATL
0.290%, 06/01/10 (B)	2,650	2,650
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.260%, 06/03/10 (A) (B)	3,600	3,600
RBC Municipal Products Trust, Ser E-12, RB
0.290%, 06/07/10 (A) (B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility—Lebanon Valley, RB
0.270%, 06/03/10 (A) (B)	1,995	1,995

		22,400

Puerto Rico — 6.5%
Austin Trust , Variable Certificates, Ser 2008-355, RB
0.380%, 06/03/10 (A) (B)	11,500	11,500
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.290%, 06/03/10 (B)	1,565	1,565
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.290%, 06/03/10 (A) (B)	8,160	8,160

Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.310%, 06/05/10 (B)	21,800	21,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11765, RB
0.310%, 06/05/10 (B)	$17,200	$17,200

		60,225

South Carolina — 1.0%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.310%, 06/03/10 (A) (B)	4,600	4,600
South Carolina State, Public Service Authority, Putters, Ser 1203, RB, AMBAC
0.340%, 06/06/10 (B)	4,800	4,800

		9,400

South Dakota — 0.4%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.270%, 06/02/10 (A) (B)	3,900	3,900

Tennessee — 1.7%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.290%, 06/02/10 (A) (B)	5,865	5,865
Montgomery County, Public Building Authority, RB
0.170%, 06/01/10 (A) (B)	10,000	10,000

		15,865

Texas — 6.4%
Denton County, Municipal Securities Trust Receipts, Ser 117, GO
0.230%, 06/01/10 (B)	2,000	2,000
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.310%, 06/06/10 (B)	7,480	7,480
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.310%, 06/06/10 (B)	3,615	3,615

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.310%, 06/03/10 (B)	$3,930	$3,930
Eclipse Funding Trust, Solar Eclipse - El Paso , Ser 2006-0071, GO
0.290%, 06/03/10 (A) (B)	3,900	3,900
Houston, Ser 11289, GO, NATL
0.300%, 06/05/10 (B)	4,600	4,600
Keller, Independent School District, GO
0.300%, 06/01/10 (B)	800	800
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
0.250%, 06/01/10 (B)	2,000	2,000
Red River, Educational Financing Revenue Authority, Texas Christian University, RB
0.250%, 06/02/10 (B)	7,500	7,500
San Antonio, Education Facilities Authority, Trinity University Project, RB
0.230%, 06/01/10 (B)	8,800	8,800
Tarrant County, Cultural Education Facilities Finance, Ser 1761, RB
0.310%, 06/02/10 (B)	9,875	9,875
Tyler, Waterworks & Sewer Revenue Authority, Municipal Securities Trust Receipts, Ser 112, RB, FGIC
0.300%, 06/01/10 (B)	5,300	5,300

		59,800

Utah — 0.5%
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.340%, 06/01/10 (B)	1,625	1,625
JP Morgan Chase Putters/Drivers Trust, Ser 3642, RB, AGM
0.290%, 06/01/10 (B)	2,600	2,600
West Valley, Industrial Development Authority, Johnson Matthey Project, RB
0.230%, 06/01/10 (A) (B)	850	850

		5,075

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vermont — 2.1%
Vermont State, Educational & Health Buildings Financing Agency, Copley Hospital Project, Ser A, RB
0.260%, 06/03/10 (A) (B)	$3,775	$3,775
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.240%, 06/03/10 (A) (B)	4,735	4,735
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.240%, 06/03/10 (A) (B)	7,830	7,830
Winooski , Special Obligation, Ser A, TA
0.300%, 06/01/10 (A) (B)	3,000	3,000

		19,340

Virginia — 0.8%
Virginia Commonwealth University, Ser B, RB, AMBAC
0.300%, 06/01/10 (A) (B)	7,050	7,050

Washington — 1.8%
Central Puget Sound, Regional Transit Authority, Putters, Ser 2625Z, RB, AGM
0.230%, 06/01/10 (B)	100	100
Eclipse Funding Trust, RB
0.290%, 06/01/10 (A) (B)	3,100	3,100
Washington State Housing Finance Commission, RB
0.280%, 06/03/10 (A) (B)	4,800	4,800

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Ser 11723, RB
0.300%, 06/03/10 (B)	$7,310	$7,310
Washington State, Housing Finance Commission, Annie Wright School Project, RB
0.300%, 06/01/10 (A) (B)	270	270
Washington State, Housing Finance Commission, Christa Project, Ser B, RB
0.290%, 06/03/10 (A) (B)	635	635
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.300%, 06/01/10 (A) (B)	400	400

		16,615

West Virginia — 1.6%
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.410%, 06/03/10 (A) (B)	6,540	6,540
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.430%, 06/07/10 (A) (B)	3,500	3,500
Putnam County, Industrial Development Authority, FMC Corporation Project, RB
0.400%, 06/01/10 (A) (B)	5,300	5,300

		15,340

Wisconsin — 5.2%
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.300%, 06/01/10 (A) (B)	1,900	1,900
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.300%, 06/01/10 (A) (B)	300	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.600%, 06/03/10 (A) (B)	$3,810	$3,810
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.360%, 06/03/10 (B)	35,534	35,533
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.450%, 06/03/10 (B)	7,220	7,220

		48,763

Multi-State — 4.5%
BB&T Municipal Trust, Ser 1007, RB
0.360%, 06/03/10 (A) (B)	9,305	9,305
BB&T Municipal Trust, Ser 1010, RB
0.360%, 06/03/10 (A) (B)	2,920	2,920
BB&T Municipal Trust, Ser 1013, COP
0.360%, 06/03/10 (A) (B)	500	500
BB&T Municipal Trust, Ser 1024, RB
0.360%, 06/03/10 (A) (B)	5,200	5,200
BB&T Municipal Trust, Ser 1025, RB
0.360%, 06/07/10 (A) (B)	11,295	11,295
BB&T Municipal Trust, Ser 1027, RB
0.360%, 06/07/10 (A) (B)	2,600	2,600
BB&T Municipal Trust, Ser 1034, RB
0.360%, 06/02/10 (A) (B)	1,500	1,500
BB&T Municipal Trust, Ser 1037, RB
0.390%, 06/03/10 (A) (B)	5,300	5,300

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 2031, RB, AGM
0.330%, 06/03/10 (B)	$1,000	$1,000
BB&T Municipal Trust, Ser 5000, RB
0.440%, 06/02/10 (A) (B)	869	869
Northeast Tax-Exempt Bond Grantor Trust, RB
0.340%, 06/03/10 (A) (B)	1,500	1,500

		41,989

Total Municipal Bonds (Cost $911,765) ($ Thousands)		911,765

Total Investments — 97.7% (Cost $911,765) ($ Thousands)†		$911,765

Percentages are based on Net Assets of $933,444 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.
AGM	— Assured Guaranty Mortgage Corporation

AMBAC	— American Municipal Bond Assurance Corporation

BAN	— Bond Anticipation Note

COP	— Certificate of Participation

FGIC	— Financial Guaranty Insurance Company

GO	— General Obligation

NATL	— National Public Finance Guarantee Corporation

RB	— Revenue Bond

RE	— Reinsurance provided by the aforementioned guarantor.

Ser	— Series

TA	— Tax Allocation

TRAN	— Tax and Revenue Anticipation Note

XLCA	— XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2010, all of the Fund’s investments are Level 2.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Alabama — 1.0%
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB
Callable 05/01/13 @ 103
5.000%, 05/01/14	$5,000	$5,674
Mobile, Industrial Development Board of Pollution, Barry Power Company Project, Ser B, RB
4.875%, 06/01/34 (A)	3,500	3,777

		9,451

Alaska — 1.7%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,302
Alaska State, Housing Finance Authority, Ser A-1, RB
Callable 07/06/10 @ 100
6.000%, 06/01/15	1,940	1,942
Alaska State, Housing Finance Authority, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,271
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,851
Alaska State, International Airport Authority, Ser A, AMT, RB, NATL
5.000%, 10/01/12	2,000	2,132

		16,498

Arizona — 2.7%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB
Callable 01/01/13 @ 100
5.000%, 01/01/25	4,000	4,196

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	$4,500	$4,812
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,758
Maricopa County, Pollution Control Authority, Public Service Company, Ser B, RB
5.200%, 06/01/43	3,690	3,690
Mesa, Utility Systems Authority, RB, NATL-RE FGIC
6.500%, 07/01/11	2,000	2,112
Phoenix, Civic Improvement Corporation, Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,213
Pima County, Unified School District , GO, AGM
Callable 07/01/12 @ 100
4.750%, 07/01/14	3,000	3,189
Scottsdale, Industrial Development Authority, Scottsdale Healthcare Project, Ser A, RB
Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	3,921

		25,891

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Mortgage Backed Securities Program, Ser A, RB
Callable 01/01/11 @ 100
4.700%, 07/01/16	315	316
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,743

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	$1,535	$1,743

		3,802

California — 10.8%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,747
California State, Communities Development Authority, RB
5.000%, 06/15/13	1,665	1,806
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,534
California State, GO
Callable 10/01/10 @ 100
6.250%, 10/01/19	480	485
California State, GO
Callable 12/01/10 @ 100
5.250%, 06/01/12	690	705
California State, GO
5.000%, 03/01/17	2,675	2,950
5.000%, 10/01/18	3,000	3,295
California State, GO
Callable 04/01/19 @ 100
6.500%, 04/01/33	3,000	3,375
5.500%, 04/01/21	5,000	5,502
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	8,130	8,796
California State, Housing Finance Agency, Ser M, AMT, RB
Callable 02/01/18 @ 100
5.950%, 08/01/25	2,800	2,899
California State, Municipal Finance Authority, Community Hospitals Project, RB
Callable 02/01/19 @ 100
5.250%, 02/01/24	940	908
California State, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	1,956
5.000%, 07/01/20	5,000	5,554

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
1.298%, 06/01/23	$3,500	$3,177
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/18/10 @ 100
5.000%, 06/01/20	1,000	988
Golden State, Tobacco Securitization Project, Ser A-1, RB
Pre-Refunded @ 100
6.750%, 06/01/13 (B)	1,500	1,743
Golden State, Tobacco Securitization Project, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	4,735	4,260
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,161
5.250%, 11/01/20	1,000	1,149
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,427
Lammersville, School District #2002, Mountain House Project, Special Tax Obligation
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	787
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,492
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC
Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	1,997
Los Angeles, Unified School District, Election 2004 Project, Ser G, GO, AMBAC
Callable 07/01/16 @ 100
5.000%, 07/01/31	2,335	2,384
M-S-R Energy Authority, Ser A, RB
6.125%, 11/01/29	2,300	2,456

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 06/01/15 @ 100
4.750%, 06/01/23	$825	$764
Roseville Westpark, Community Facilities District #1, Special Tax Obligation
Callable 09/01/10 @ 103
5.200%, 09/01/26	1,000	896
Sacramento County, California Airport Systems Project, Sub-Ser D, RB
Callable 07/01/18 @ 100
5.625%, 07/01/29	1,125	1,187
5.500%, 07/01/28	1,345	1,409
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,365
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,737
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,382
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,447
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	6,119
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,473
Vernon, Electrical Systems Revenue Authority, Ser A, RB
Callable 08/01/19 @ 100
5.125%, 08/01/21	3,000	3,155

		104,467

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 0.3%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Program, Ser A-8, RB
Callable 07/01/10 @ 100
0.230%, 09/01/35 (A) (C)	$3,115	$3,115
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser C-3, RB
Callable 07/06/10 @ 104
6.750%, 05/01/17	5	5
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB
Callable 08/01/11 @ 102
4.875%, 08/01/13	105	105

		3,225

Connecticut — 1.5%
Connecticut State, Economic Recovery Authority, Ser A, GO
5.000%, 01/01/14	2,600	2,928
5.000%, 01/01/16	2,350	2,711
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,914
Connecticut State, Special Tax Obligation, 2nd Lien, Ser 1
5.000%, 02/01/16	3,000	3,446
Connecticut State, Transportation Infrastructure Authority, Special Tax Obligation, Ser B, RB
6.125%, 09/01/12	1,100	1,160

		14,159

Florida — 8.2%
Broward County, Airport System Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,766

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Broward County, Airport System Authority, Ser O, RB
Callable 10/01/19 @ 100
5.375%, 10/01/29	$2,535	$2,663
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,524
Citizens Property Insurance, Ser A-1, RB
5.250%, 06/01/17	2,815	2,953
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,921
Escambia County, Health Facilities Authority, Ascension Health Credit Project, Ser A, RB
5.250%, 11/15/13	1,500	1,684
Florida State, Citizens Property Insurance, Secured - High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,632
Florida State, Citizens Property Insurance, Secured - High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,534
Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, AGM
6.000%, 07/01/13	3,490	3,948
Florida State, Housing Finance Authority, Homeowner Mortgage Project, Ser 1, RB, AGM
Callable 07/01/10 @ 100
5.750%, 01/01/17	30	30
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,807
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,979

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Water Pollution Control Financing Authority, Ser A, RB
Callable 01/15/19 @ 100
5.000%, 01/15/25	$3,000	$3,283
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,502
Hillsborough County, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,589
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,423
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,136
Miami-Dade County, Educational Facilities Authority, University of Maimi Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,179
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (B)	4,500	5,089
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, Ser B, RB, NATL
5.000%, 06/01/14	4,370	4,686
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,456
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,835
Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	2,100	2,390
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,159

		79,168

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia — 3.1%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100	$5,000	$5,623
6.000%, 11/01/21
6.000%, 11/01/25	1,950	2,131
Clayton County, Development Authority, Delta Airlines Project, Ser A, RB
Callable 06/01/20 @ 100
8.750%, 06/01/29	1,125	1,205
Gainesville, Redevelopment Authority, Riverside Military Academy Project, RB
Callable 03/01/17 @ 100	1,865	1,199
5.125%, 03/01/37
Georgia State, Housing & Finance Authority, Single Family Mortgage Project, Sub-Ser B-4, AMT, RB
Callable 07/06/10 @ 100
5.250%, 06/01/20	2,655	2,741
Georgia State, Municipal Electric Power Authority, Ser V, RB, NATL
6.500%, 01/01/12	1,790	1,878
Gwinnett County, Development Authority, Gwinnett County Public Schools Project, COP, NATL
Pre-Refunded @ 100
5.250%, 01/01/14 (B)	6,050	6,878
Gwinnett County, School District, GO
5.000%, 02/01/21	3,290	3,910
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/23 (B)	3,080	3,595
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	1,245	1,201

		30,361

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Guam — 0.2%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.625%, 12/01/29	$1,210	$1,264
5.375%, 12/01/24	750	792

		2,056

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,099
Honolulu City & County, Wastewater Authority, 2nd Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,806

		3,905

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 01/01/11 @ 100
5.600%, 01/01/21	130	132

Illinois — 2.6%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC
Callable 07/06/10 @ 101
5.500%, 01/01/12	5,000	5,061
Chicago, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 01/01/14 (B)	2,590	2,927
Chicago, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 01/01/13 (B)	455	502
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB	2,000	2,145
5.000%, 05/15/16
Illinois State, GO
Callable 01/01/20 @ 100
5.000%, 01/01/22	3,500	3,699

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	$2,095	$2,438
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,209
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,384

		25,365

Indiana — 2.0%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,464
Indiana State, Health Facilities Financing Authority, Ascension Health Project, Ser A, RB
5.000%, 10/01/27 (A)	2,900	3,001
Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	2,135	2,149
Indiana University, Student Fees Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,301
Indianapolis, Airport Authority , Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,153
Indianapolis, Gas Utility Authority, 2nd Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,584
Indianapolis, Thermal Energy Systems Project, Ser A, RB, NATL
Callable 10/01/11 @ 101
5.500%, 10/01/12	2,860	3,031

		19,683

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	$2,250	$2,476

Kansas — 0.1%
Wyandotte County, Legends Village West Project, RB
Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	1,042

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	2,400	2,752
New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	1,735	1,839

		4,591

Maryland — 2.4%
Baltimore, Water Projects, Ser A, RB, FGIC
Pre-Refunded @ 100
5.000%, 07/01/13 (B)	2,000	2,243
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,474
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,545
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,854
Maryland State, State & Local Facilities Loan, Ser 1, GO
5.000%, 03/15/17	3,000	3,516

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, State & Local Facilities Loan, Ser 2, GO
5.000%, 08/01/16	$3,925	$4,597
Maryland State, State & Local Facilities Loan, Ser C, GO
5.000%, 11/01/17	1,725	2,034
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,991

		23,254

Massachusetts — 4.0%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	1,580	1,649
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,501
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,635
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,566
Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser B, RB, AGM
Callable 07/06/10 @ 100
5.250%, 06/01/11	1,585	1,589
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,821
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-1, RB
4.125%, 10/01/37 (A)	1,570	1,640

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser A, GO
5.250%, 08/01/13	$3,235	$3,642
Massachusetts State, Ser C, GO
5.500%, 11/01/15	2,440	2,875
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,596
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,212
5.000%, 08/01/16	2,250	2,624
Massachusetts State, Water Resources Authority, Ser A, RB, FGIC
6.125%, 08/01/11 (D)	1,000	1,067
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,348

		38,765

Michigan — 1.1%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,530
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	2,330	2,462
Michigan Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,351

		10,343

Minnesota — 1.4%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,739
Minnesota State, Highway & Various Purpose Project, GO
Callable 08/01/17 @ 100
5.000%, 08/01/19	3,420	3,941

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	$1,000	$1,081
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,703

		13,464

Missouri — 1.2%
Cape Girardeau County, Industrial Development Authority, St. Francis Medical Center Project, RB
Callable 06/01/14 @ 100
5.500%, 06/01/34	300	303
Missouri State, Development Finance Board of Infrastructure, Crackerneck Creek Project, Ser C, TA
Callable 03/01/14 @ 100
5.000%, 03/01/26	1,000	1,005
Missouri State, Highway & Transportation Commission, 2nd Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,546
5.250%, 05/01/23	1,290	1,463
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,134
St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,670
Wyandotte County,-Kansas City Unified Government, RB
6.070%, 06/01/21 (E)	3,490	1,857

		11,978

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nevada — 0.7%
Clark County, Airport Authority, Ser D, RB
Callable 01/01/20 @ 100
5.000%, 07/01/23	$2,250	$2,411
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	2,948
Henderson, Local Improvement Districts, Ser T-18, SAB
Callable 09/01/10 @ 103
5.300%, 09/01/35	1,995	915

		6,274

New Jersey — 1.9%
New Jersey State, Economic Development Authority, Cigarette Tax, RB, FGIC
5.000%, 06/15/11	3,000	3,047
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,564
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,779
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	1,350	1,262
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	8,149

		18,801

New Mexico — 1.4%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	700	730
5.000%, 09/01/13	2,800	3,034
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,939

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico State, Ser B, RB
5.000%, 07/01/13	$4,215	$4,707

		13,410

New York — 9.5%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,740
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,339
New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,708
New York City Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	1,385	1,521
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,154
New York City, Municipal Water Finance Authority, Ser B, RB, AGM
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,442
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	5,625	6,291
5.000%, 08/01/22	2,000	2,218
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,417
New York City, Sub-Ser A-10, GO
Callable 06/02/10 @ 100
0.250%, 08/01/16 (A) (C)	3,200	3,200
New York City, Sub-Ser A-10, GO
0.250%, 08/01/17 (A) (C)	3,800	3,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Sub-Ser B-2, GO
Callable 06/02/10 @ 100
0.250%, 08/15/18 (A) (C)	$300	$300
0.250%, 08/15/20 (A) (C)	1,000	1,000
New York City, Sub-Ser E3, GO
Callable 07/01/10 @ 100
0.270%, 08/01/23 (A) (C)	5,200	5,200
New York City, Transitional Finance Authority, Future Secured Tax Project, Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,228
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (A) (F)	3,250	3,469
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,638
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,708
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	4,000	4,357
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	210
New York State, Environmental Facilities Authority, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,795
New York State, Local Government Services, Sub-Ser A-5/6, RB
5.000%, 04/01/18	5,000	5,860

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser B, RB, AMBAC
5.250%, 04/01/13	$4,050	$4,514
New York State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,743
New York State, Tobacco Settlement Authority, Ser B, RB
5.000%, 06/01/12	2,570	2,771
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,335
Suffolk County, Industrial Development Agency, New York Institute of Technology Project, RB
Callable 03/01/15 @ 100
5.000%, 03/01/26	1,400	1,423
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB
Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,601
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,578
Troy, Capital Resource Corporation, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,591

		92,151

North Carolina — 0.4%
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,187
Raleigh-Durham, Airport Authority, AMT, RB, NATL-RE FGIC
Callable 05/01/17 @ 100
5.000%, 05/01/18	2,000	2,112

		4,299

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Dakota — 0.0%
Williams County, RB
Callable 11/01/14 @ 100
5.000%, 11/01/31	$430	$400

Ohio — 4.0%
Allen County, Hospital Facilities Authority, Catholic Healthcare Project, Ser D, RB
Callable 06/02/10 @ 100
0.230%, 06/01/34 (A) (C)	2,000	2,000
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/47	4,375	3,133
5.125%, 06/01/24	3,245	2,922
Erie County, Hospital Facilities Authority, Firelands Regional Medical Center, Ser A, RB
5.500%, 08/15/10	1,000	1,005
Kent State, University Revenues, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,761
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,665
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,006
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,838
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,710
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,286
Ohio State, GO
6.100%, 08/01/12	2,000	2,225

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Higher Educational Facilities Commission, Case Weston Reserve University Project, RB
6.250%, 10/01/18	$1,000	$1,209
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,113
Ohio State, Water Development Authority, Fresh Water Project, RB
5.500%, 06/01/20	2,760	3,320
Ohio State, Water Development Authority, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,096

		38,289

Oklahoma — 0.9%
Tulsa County, Industrial Authority, Ser A, RB	7,500	8,514

5.000%, 05/15/15

Oregon — 0.3%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26
	3,000	3,364

Pennsylvania — 7.9%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,390	1,500
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,095
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,702

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cumberland County, Municipal Authority, Diakon Lutheran Project, RB
6.250%, 01/01/24	$1,500	$1,575
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/29	3,000	3,171
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,360
5.500%, 07/01/12	5,925	6,391
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,070
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,670
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Healthcare Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,944
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	3,956
Pennsylvania State, Economic Development Financing Authority, Exelon Generation Project, Ser A, RB
Callable 06/01/12 @ 100
5.000%, 12/01/42 (A)	905	959
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,764
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,000

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	$3,120	$3,640
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax
5.000%, 06/15/18	5,000	5,751
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,863
Pennsylvania State, Ser 3, GO, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	10,000	11,332
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,740
Philadelphia, Water & Wastewater Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,061
Sayre, Healthcare Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,584
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,343

		76,471

Puerto Rico — 7.6%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,688
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	8,000	8,634
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,150
5.000%, 12/01/13	1,000	1,065

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	$1,725	$1,810
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB
Callable 06/01/16 @ 100
5.000%, 06/01/21	3,855	3,937
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,228
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, RB
5.500%, 12/01/15	4,370	4,984
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (D)	5	6
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,108
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	2,000	2,091
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (A) (C)	7,000	7,293
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,850

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	$2,200	$2,393
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,469
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
5.000%, 07/01/16	2,380	2,616
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	1,500	1,572
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
5.000%, 08/01/39 (A)	6,000	6,257
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	7,142
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,500	1,568
Puerto Rico Commonweath, Government Development Board, RB, NATL
Callable 12/01/12 @ 101
4.750%, 12/01/15	3,035	3,152

		73,013

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB
Callable 07/06/10 @ 100
4.950%, 10/01/16	570	570

South Carolina — 0.6%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB
Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,262

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	$800	$942
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (D)	1,020	1,256
South Carolina State, Jobs-Economic Development Authority, Bon Secours Health Project, Ser A, RB
Pre-Refunded @ 100
5.625%, 11/15/12 (B)	295	328

		5,788

Tennessee — 0.5%
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,602
Nashville & Davidson Counties, Metropolitan Government, Cable Converter Project, RB, NATL-RE FGIC
7.700%, 01/01/12	2,685	2,881

		4,483

Texas — 10.6%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,266
5.000%, 02/15/23	3,895	4,333
Brazos Harbor, Industrial Development Authority, Dow Chemical Project, AMT, RB
Callable 05/01/18 @ 100
5.900%, 05/01/38 (A)	1,130	1,137
Clear Creek Island, Independent School District, Ser A, GO
5.000%, 02/15/17	1,885	2,188
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,080
Cypress-Fairbanks, Independent School District, GO
Callable 02/15/16 @ 100
5.000%, 02/15/22	3,000	3,289

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Dallas , Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	$3,495	$3,700
Dallas, Area Rapid Transit Authority, Senior Lien, RB, AMBAC
Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,598
Dallas, Waterworks & Sewer Systems Authority, RB, AGM
Callable 07/06/10 @ 100
5.000%, 10/01/24	5,000	5,013
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/22	540	576
5.000%, 11/01/23	300	318
5.000%, 11/01/24	350	369
Dickinson, Independent School District, Schoolhouse Project, GO
Callable 02/15/15 @ 100
5.000%, 02/15/19	4,000	4,372
Fort Bend, Independent School District, GO
5.000%, 08/15/15	3,145	3,636
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,298
Fort Worth, Water & Sewer Revenue Authority, RB
5.000%, 02/15/13	3,475	3,834
Frisco, Independent School District, School Building Project, GO
Callable 08/15/17 @ 100
4.500%, 08/15/23	2,210	2,347
Houston, Community College, Northline Mall Campus Project, RB, AMBAC
Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,053
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (E)	5,500	4,402

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Independent School District, Schoolhouse Project, GO
5.000%, 02/15/17	$2,000	$2,324
Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	1,775	2,053
Lower Colorado, River Authority, RB
5.000%, 05/15/15	2,000	2,272
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,202
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,257
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,568
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,329
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	270
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,450
Northside, Independent School District, GO
Callable 02/15/15 @ 100
5.000%, 02/15/25	2,600	2,765
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,152
5.000%, 02/15/17	1,000	1,156
San Antonio, Airport Systems Authority, Ser 2003, AMT, RB, AGM
6.000%, 07/01/12	2,045	2,199

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	$15	$17
Texas A&M University, RB
Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,517
Texas State, Alliance Airport Authority, FedEx Corporation Project, AMT, RB
Callable 04/01/16 @ 100
4.850%, 04/01/21	4,000	4,020
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,528
Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/16 (D) (E)	25	22
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,443
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,415
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,774
Texas State, Water Development Board, Sub-Ser, RB
Callable 07/15/19 @ 100
5.000%, 07/15/22	3,000	3,391

		101,933

Utah — 0.3%
Intermountain Power Agency, Sub-Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,758

Vermont — 0.1%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM
Callable 11/01/14 @ 100
5.000%, 05/01/34	820	836

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia — 2.4%
Chesapeake, Economic Development Authority, RB
3.600%, 02/01/32 (A)	$1,400	$1,453
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,054
Fairfax County, Economic Development Authority, Ser A, AMT, RB, AMBAC
6.100%, 02/01/11	5,000	5,166
Fairfax County, Public Improvement Authority, Ser A, GO
5.000%, 04/01/18	3,000	3,544
University of Virginia, Ser B, RB
Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,608
5.000%, 06/01/21	1,500	1,604
Virginia State, College Building Authority, 21st Century College & Equipment Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/14 (B)	2,500	2,833
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	2,011
4.300%, 07/01/13	1,875	1,940
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,289

		23,502

Washington — 3.3%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,496
Washington State, Northwest Energy & Electric Authority, Columbia Generating Project, Ser A, RB
5.500%, 07/01/15	2,000	2,356

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/20	$5,000	$5,836
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser F, RB, NATL
Callable 07/01/13 @ 100
5.000%, 07/01/18	3,000	3,281
Washington State, Northwest Energy & Electric Authority, Project #1, Ser A, RB
5.000%, 07/01/14	2,120	2,415
Washington State, Northwest Energy & Electric Authority, Project #1, Ser C, RB
5.000%, 07/01/15	2,250	2,597
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
6.500%, 06/01/26	6,495	6,681
Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	4,000	4,128

		31,790

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser E, AMT, RB
Callable 07/06/10 @ 100	580	583

5.750%, 09/01/27

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,587

Total Municipal Bonds
(Cost $915,723) ($ Thousands)		952,892

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 0.6%

California — 0.6%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$6,000	$5,426

Total Tax Exempt Corporate Bond
(Cost $5,956) ($ Thousands)		5,426

CASH EQUIVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% † (G)	2,477,138	2,477

Total Cash Equivalent
(Cost $2,477) ($ Thousands)		2,477

Total Investments — 99.6%
(Cost $924,156) ($ Thousands) @		$960,795

Percentages are based on Net Assets of $965,136 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2010. The coupon on a step bond changes on a specified date.

(G)	Rate shown is the 7-day effective yield as of May 31, 2010

AGM — Assured Guaranty Mortgage Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@ At May 31, 2010, the tax basis cost of the Fund’s investments was $924,046

($ Thousands), and the unrealized appreciation and depreciation were $41,241 ($ Thousands) and $(4,492) ($Thousands) respectively.

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2010

As of May 31, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

17	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.3%

Alaska — 0.7%
Anchorage, Recreational Facilities Authority, Ice Rink Project, RB
Pre-Refunded @ 100
6.375%, 07/01/10 (A)	$1,000	$1,004
Borough of Matanuska-Susitna , Goose Creek Correctional Center Project, RB, AGM
5.000%, 09/01/10	1,500	1,517
3.500%, 09/01/10	1,200	1,209

		3,730

Arizona — 1.9%
Arizona State, Health Facilities Authority, John C. Lincoln Health Network Project, RB
Pre-Refunded @ 102
7.000%, 12/01/10 (A)	2,200	2,314
Pima County, COP
4.000%, 06/01/11	5,000	5,142
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,358

		9,814

California — 14.5%
California State, Communities Development Authority, Kaiser Permanente Project, Ser E, RB
4.000%, 11/01/36 (B)	4,300	4,411
California State, Communities Development Authority, Kaiser Permanente Project, Ser E2, RB
4.000%, 04/01/44 (B)	10,000	10,279
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (B)	2,800	2,977
California State, Health Facilities Financing Authority, Cedars Sinai Medical Center Project, RB
5.000%, 08/15/11	1,000	1,046

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Infrastructure & Economic Development Bank, J. Paul Project, Ser A-4, RB
1.650%, 10/01/47 (B)	$2,700	$2,722
Compton, Unified School District, Ser E-2, TRAN
2.000%, 03/31/11	6,000	6,052
Fontana, Unified School District, BAN
4.000%, 12/01/12	5,300	5,585
3.875%, 12/01/12 (C)	3,000	2,800
Gilroy, Unified School District, BAN
5.000%, 04/01/13	2,800	2,996
3.400%, 04/01/13 (C)	2,000	1,833
Golden Empire Schools, Financing Authority, Kern Highschool District Project, RB
4.000%, 05/01/12	4,100	4,246
Irvine, Unified School District, Community Facilities District No. 86-1, AGM
3.000%, 09/01/10	1,500	1,506
3.000%, 09/01/11	3,070	3,124
Los Angeles, Department of Airports, Ser E, RB
3.000%, 05/15/11	3,165	3,223
Newport Beach, HOAG Memorial Hospital Project, Ser C, RB
4.000%, 12/01/38 (B)	3,605	3,665
Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	1,250	1,300
Redwood, School District, TRAN
2.500%, 10/28/10	5,900	5,940
San Bernardino County, Arrowhead Project, Ser A, COP
3.000%, 08/01/11	1,000	1,023
San Luis Obispo County, Cuesta Community College, Ser A, COP
Callable 11/01/10 @ 100
3.125%, 11/01/12	5,600	5,642
Woodland, TRAN
2.500%, 06/30/10	1,420	1,422

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Yuba City, Unified School District, TRAN
1.500%, 11/23/10	$5,000	$5,005

		76,797

Colorado — 2.1%
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB Pre-Refunded @ 100
5.250%, 09/01/11 (A)	1,000	1,059
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
5.375%, 09/01/10 (D)	1,000	1,012
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser C-8, RB
4.100%, 09/01/36 (B)	1,655	1,724
Colorado State, Health Facilities Authority, Evangelical Health Project, RB
6.250%, 12/01/10 (D)	450	463
Grand Elk Ranch, General Improvement District, GO Pre-Refunded @ 100
7.000%, 12/01/12 (A)	1,000	1,149
Lincoln Park, Metropolitan District, GO
Pre-Refunded @ 102
7.750%, 12/01/11 (A)	3,765	4,145
University of Colorado, Enterprise System Refinance & Improvement Project, RB, NATL-RE FGIC
5.000%, 06/01/11	1,715	1,791

		11,343

Delaware — 0.6%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (B)	3,000	3,021

Florida — 6.6%
Duval County, School Board, COP, AGM
5.000%, 07/01/12	1,000	1,066
Florida State, Board of Education, Capital Outlay, Ser A, GO
5.750%, 06/01/10	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Education System, University System Improvement Project, Ser A, RB, AMBAC
5.000%, 07/01/11	$5,015	$5,243
Florida State, Rural Utilities Financing Commission, Public Construction Project , RB
Callable 07/06/10 @ 100
4.000%, 09/01/10	3,780	3,787
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB
Callable 07/06/10 @ 100
4.000%, 11/01/11	4,435	4,437
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB
Callable 06/07/10 @ 100
4.000%, 02/01/11	1,145	1,145
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (D)	35	38
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	985	1,062
Jea, St. Johns River Power Park System, Ser 1, RB
5.000%, 10/01/10	2,110	2,142
Manatee County, RB
3.000%, 04/01/13	1,000	1,038
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, Ser A, RB, AMBAC
4.375%, 08/15/10 (D)	945	953
Miami-Dade County, Industrial Development Authority, Waste Management Project, RB
1.750%, 12/01/18 (B)	6,250	6,249

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, RB, AGM
4.000%, 06/01/11	$980	$997
North Broward, Hospital District, RB
Pre-Refunded @ 101
6.000%, 01/15/11 (A)	1,500	1,567
Orland, Unified School District, BAN
3.000%, 04/01/12	3,330	3,402
2.550%, 04/01/12 (C)	840	804

		34,930

Georgia — 0.9%
Georgia State, Municipal Electric Authority, Ser A, RB, AGM
5.500%, 01/01/12	2,665	2,790
Marietta, Housing Authority, Essential Function Project, RB
Callable 07/06/10 @ 103
3.950%, 02/01/19 (B) (E)	2,000	2,001

		4,791

Hawaii — 0.2%
Hawaii State, Highway Authority, RB
4.000%, 01/01/11	1,000	1,021

Illinois — 5.8%
Chicago, Ser F, GO
Callable 06/02/10 @ 100
0.650%, 01/01/42 (B)	15,800	15,800
Chicago, Wastewater Transmission Project, Ser A, RB
3.500%, 01/01/12	1,305	1,354
Downers Grove Village, Ser A, GO
4.500%, 01/01/11	1,365	1,395
Illinois State, Finance Authority, Art Institute of Chicago, RB
4.100%, 03/01/34 (B)	4,500	4,651
Illinois State, Finance Authority, Beloit Memorial Hospital Project, Ser A, RB
Callable 07/01/10 @ 100
0.220%, 04/01/36 (B) (E)	400	400
Lake County, Community Consolidated School District No. 50-Woodland, Ser B, GO, NATL-RE FGIC
1.021%, 12/01/10 (C)	1,000	999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	$1,040	$1,139
McLean County, Public Building Commission, Public Building Project, RB, NATL
4.200%, 11/01/10 (C)	1,550	1,546
Rock Island-Mercer Counties, Community College District No. 503, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,043
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,182

		30,509

Indiana — 4.8%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 01/10/11	1,505	1,544
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A, RB
5.000%, 11/01/27 (B)	4,950	5,048
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A1, RB
3.625%, 11/15/36 (B)	4,100	4,248
IPS, Multi-School Building Corporation, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,931
Noblesville, Independent School District, High School Building Project, RB, AMBAC
4.500%, 07/10/10	2,410	2,420
St. Joseph County, Economic Development Authority, RB
4.000%, 12/30/11	1,125	1,163
4.000%, 06/30/12	1,135	1,182

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	$1,990	$2,011
Zionsville, Sewer Works Authority, BAN
Callable 06/10/10 @ 100
4.250%, 12/15/11	5,725	5,738

		25,285

Iowa — 0.8%
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,496
Iowa State, Finance Authority, Ser F, RB
5.000%, 08/15/39 (B)	2,500	2,662

		4,158

Kansas — 0.8%
Kansas State, Development Finance Authority, Sisters Leavenworth Project, Ser A, RB
2.500%, 01/01/13	1,265	1,283
Overland Park, Development Authority, 1st Tier, Ser A, RB
Pre-Refunded @ 101
7.375%, 01/01/11 (A)	1,495	1,569
University of Kansas, Hospital Authority, Health Systems Project, RB
5.000%, 09/01/10	750	756
Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	1,000	1,048

		4,656

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/11	1,000	1,047
5.000%, 08/15/12	1,000	1,076
Kentucky State, Rural Water Finance Authority, Flexible Term Program, Ser A, RB
Callable 06/28/10 @ 100
3.000%, 02/01/11	1,500	1,502

		3,625

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 0.2%
Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/10	$770	$774
5.000%, 08/01/11	750	778

		1,552

Massachusetts — 3.7%
Berkshire, Regional Transit Authority, RAN
2.750%, 09/10/10	1,420	1,423
Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	1,000	1,003
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, RB
Callable 02/17/11 @ 100
0.600%, 10/01/37 (B)	7,000	6,998
New Bedford, RAN
1.250%, 06/30/10	10,000	10,002

		19,426

Michigan — 4.5%
Avondale, School District, GO, AGM
2.500%, 05/01/11	1,000	1,012
Detroit, Water Supply Systems, Ser B, RB, NATL
5.400%, 07/01/10	1,010	1,013
Michigan State, Hospital Finance Authority, Ascension Project, Ser B3, RB
2.750%, 11/15/33 (B)	1,920	1,929
Michigan State, Housing Development Authority, Ser B, RB
3.100%, 06/01/11	1,000	1,006
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser A, RB
2.000%, 05/01/11	1,000	1,006

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser C, RB
5.000%, 05/01/11	$1,115	$1,151
5.000%, 05/01/12	1,440	1,519
Michigan State, Municipal Bond Authority, School Loan Program, Ser A, RB
5.250%, 06/01/11	1,275	1,332
Michigan State, Municipal Bond Authority, Ser C-2, RB
2.500%, 11/22/10	5,000	5,028
Michigan State, Ser C, GO
5.000%, 05/01/11	1,750	1,824
Michigan State, South Central Power Agency, RB, AMBAC
5.000%, 11/01/10	1,020	1,037
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (B)	5,000	5,098
Summit Academy School, COP
Pre-Refunded @ 101
8.750%, 07/01/10 (A)	1,100	1,118

		24,073

Minnesota — 0.8%
Becker, Independent School District No. 726, Ser A, GO
1.500%, 09/29/10	4,100	4,108

Missouri — 0.9%
Bridgeton, COP
1.700%, 08/01/11	1,715	1,725
Greene County, Wilson Creek Project, GO
Callable 08/01/11 @ 100
2.500%, 08/01/12	1,250	1,255
Missouri State, Environmental Improvement & Energy Resources Authority, Associated Electrical Co-op Project, RB
4.375%, 12/01/34 (B)	1,665	1,704

		4,684

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montana — 0.6%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	$3,035	$3,271

New Hampshire — 2.0%
Belknap County, TAN
1.200%, 12/31/10	7,300	7,309
New Hampshire State, Health & Education Facilities Authority, Dartmouth-Hitchcock Project, RB
3.000%, 08/01/11	2,985	3,030

		10,339

New Jersey — 7.8%
Bayonne, GO
3.000%, 07/01/13	455	470
Borough of Harvey Cedars , BAN
1.250%, 12/10/10	2,359	2,360
Borough of Raritan , BAN
1.500%, 03/23/11	1,075	1,076
Camden, BAN
2.000%, 11/30/10	1,175	1,178
Deptford Township, Ser A, BAN
2.000%, 11/15/10	2,851	2,866
Florence Township, BAN
1.250%, 12/10/10	3,659	3,663
Hackettstown , BAN
1.250%, 06/01/11	2,305	2,309
Long Branch, BAN
1.000%, 02/22/11	7,210	7,219
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/10	1,255	1,257
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	1,000	1,056
New Jersey State, Health Care Facilities Financing Authority, Hospital Asset Transformation Program, Ser A, RB
5.000%, 10/01/10	3,615	3,666

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	$2,000	$2,054
Newark, General Improvement Authority, Ser A, BAN
1.250%, 06/17/10	3,450	3,451
Newark, Ser H, TAN
3.250%, 12/16/10	1,000	1,003
Trenton, General Improvement Authority, BAN
3.500%, 12/10/10	2,883	2,895
Trenton, GO
3.000%, 03/15/13	2,750	2,831
Trenton, Water Utility Authority, BAN
3.000%, 07/15/10	1,710	1,712

		41,066

New Mexico — 0.2%
New Mexico State, Mortgage Finance Authority, RB
6.000%, 07/01/10 (D)	1,045	1,050

New York — 16.8%
Adirondack, Central School District, BAN
1.000%, 12/30/10	7,457	7,461
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB Pre-Refunded @ 102
6.125%, 10/01/11 (A)	3,100	3,390
Buffalo & Fort Erie, Public Bridge Authority, RB
4.000%, 01/01/25 (B) (E)	2,710	2,718
Cheektowaga, South Line Fire District No. 10, BAN
1.500%, 10/21/10	2,130	2,137
Forest City, New Rochelle , Revenue Bond Certificate Trust, RB
0.400%, 06/01/11 (B) (E)	750	750
Geneva, BAN
1.200%, 02/10/11	4,713	4,719

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lackawanna City, School District, BAN
1.100%, 06/15/11	$6,225	$6,230
Lloyd, BAN
1.000%, 02/25/11	1,275	1,276
Lockport, City School District, BAN
1.000%, 02/24/11	1,165	1,166
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,182
New York City, Municipal Water Finance Authority, Ser B, RB, FGIC
7.500%, 06/15/11 (D)	1,145	1,188
New York City, Ser E, GO
5.000%, 08/01/11	6,000	6,311
New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (B)	5,500	5,670
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB
5.000%, 07/01/10	5,295	5,312
New York State, Dormitory Authority, Ser A, RB, AMBAC
Callable 07/06/10 @ 101
6.125%, 07/01/11	4,590	4,657
New York State, Dormitory Authority, Ser B, RB
Callable 05/15/12 @ 100
5.250%, 11/15/23 (B)	2,870	3,100
New York State, Environmental Facilities, Riverbank Street Park Project, RB, AMBAC
6.250%, 04/01/12	1,970	2,103
New York State, Environmental Facilities, Ser B, RB
Callable 06/25/10 @ 100
5.000%, 10/15/11	980	983
New York State, Municipal Bond Bank Agency, Ser C, RB
5.250%, 06/01/10	1,500	1,500
New York State, Urban Development Authority, Ser A, RB
5.500%, 01/01/17 (B)	7,650	7,866

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Otsego County, Industrial Development Agency, Templeton Foundation Project, Ser A, RB
Callable 06/02/10 @ 100
0.470%, 06/01/27 (B) (E)	$25	$25
Schenectady, School District, RAN
1.500%, 01/28/11	9,900	9,940
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (D)	845	895
Troy, Industrial Development Authority, Rensselaer Polytechnic Project, Ser A, RB
5.000%, 09/01/37 (B)	4,000	4,046
West Webster, Fire District, BAN
1.350%, 12/30/10	1,255	1,256
Williamsville Village, BAN
1.000%, 02/24/11	2,307	2,309

		89,190

North Carolina — 0.2%
Durham, Ser B, COP
5.250%, 12/01/11	1,015	1,056

Ohio — 6.9%
Cuyahoga County, Ser A, GO, NATL
2.720%, 10/01/10 (C)	4,500	4,492
Heath, BAN
1.500%, 03/09/11	1,100	1,104
Little Miami, Local School District, Classroom Facilities Project, COP
2.000%, 11/30/10	4,565	4,564
Marysville, Water & Sewer Authority, BAN
1.500%, 01/21/11	2,685	2,693
Ohio State, American Municipal Power, Electrical Systems Bowling Green Project, BAN
2.000%, 11/23/10	2,886	2,886
Ohio State, American Municipal Power, Electrical Systems Cleveland Project, BAN
3.000%, 08/13/10	1,810	1,815

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, American Municipal Power, Ser B, BAN
2.000%, 10/28/10	$7,800	$7,806
Ohio State, Department of Administrative Services, Taxation Accounting & Revenue, COP
4.000%, 09/01/10	2,555	2,578
Ohio State, Water Development Authority, RB
1.500%, 06/01/13 (B)	2,000	2,000
Sharonville, Convention Center Project, BAN
Callable 07/06/10 @ 100
1.000%, 07/16/10	3,000	3,000
Trenton, BAN
Callable 07/06/10 @ 100
1.000%, 03/10/11	1,370	1,367
Warrensville, BAN
3.000%, 02/03/11	2,250	2,265

		36,570

Oklahoma — 3.7%
Cherokee County, Economic Development Authority, Ser A, RB, AMBAC
Callable 07/06/10 @ 100
6.850%, 09/01/11 (D)	5,000	5,401
Oklahoma County, Finance Authority, RB
3.500%, 03/01/12	1,205	1,240
3.000%, 03/01/11	1,000	1,013
Oklahoma State, Department of Transportation, Ser A, GAN
4.000%, 09/01/10	4,075	4,112
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,061
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 06/01/10	1,190	1,190
Oklahoma State, Industries Authority, Medical Foundation Project, RB
4.500%, 07/01/11	1,000	1,027

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tulsa County, Industrial Authority, Jenks Public Schools Project, RB
5.000%, 09/01/11	$3,145	$3,303
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB, AGM
5.000%, 09/01/10	1,200	1,214

		19,561

Pennsylvania — 1.7%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.000%, 06/15/10	1,250	1,252
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/10	1,400	1,414
5.000%, 11/15/11	1,000	1,027
Pennsylvania State, Industrial Development Authority, RB
5.000%, 07/01/10	2,540	2,546
Pennsylvania State, Turnpike Commission, Sub-Ser D-1, RB
2.000%, 12/01/10	1,055	1,063
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB
Pre-Refunded @ 101
5.875%, 12/01/11 (A)	1,700	1,851

		9,153

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building Authority, Lifespan Obligation Group Project, RB
5.750%, 08/15/10	1,020	1,026

South Carolina — 0.8%
Piedmont, Municipal Power Agency, Ser A, RB, AMBAC
6.617%, 01/01/13 (C)	1,840	1,540

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs Economic Development Authority, Palmetto Health Alliance Project, Ser A, RB
Pre-Refunded @ 102
7.375%, 12/15/10 (A)	$2,600	$2,747

		4,287

South Dakota — 0.3%
Heartland, Consumers Power District, RB, AGM
6.000%, 01/01/12	1,545	1,621

Texas — 5.1%
Dallas-Fort Worth, International Airport Facilities Improvement, Ser A, RB
4.000%, 11/01/12	2,000	2,122
Eagle Mountain & Saginaw, Independent School District, GO
4.120%, 08/15/11 (C)	1,235	1,226
Gulf Coast, Waste Disposal Authority, BP Products of North America, RB
2.300%, 01/01/42 (B)	4,955	4,933
Hardin, Independent School District, RB
Pre-Refunded @ 102
5.000%, 01/01/11 (A)	3,224	3,374
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,150
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB
Callable 06/01/12 @ 100
5.000%, 12/01/28 (B)	2,850	3,060
Lewisville, Independent School District, GO
4.070%, 08/15/11 (C)	1,000	992
Mission, Economic Development Authority, Waste Management Project, RB
3.750%, 12/01/18 (B)	3,000	3,000

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Central Texas, Health Facility Development Authority, Retirement Facilities Project, Ser A, RB
7.000%, 11/15/10 (D)	$215	$221
Prosper, Independent School District, School Building Project, GO
4.000%, 08/15/11 (C)	1,130	1,121
Tarrant County, Cultural Education Facilities Authority, Buckner Retirement Services Project, RB
5.000%, 11/15/10	600	608
Tarrant County, Health Facilities Development Authority, RB
Pre-Refunded @ 101
6.700%, 11/15/10 (A)	4,000	4,153
Texas State, Municipal Power Agency , RB, NATL-RE FGIC
Callable 07/06/10 @ 100
4.250%, 09/01/10	370	371

		27,331

Virginia — 1.3%
Charles City County, Economic Development Authority, RB
1.800%, 02/01/29 (B)	4,000	4,001
Riverside, Regional Jail Authority, RAN
4.250%, 07/01/10	2,615	2,620

		6,621

Washington — 1.5%
Everett, Public Facilities District Authority, RB
Callable 06/02/10 @ 100
0.620%, 04/01/36 (B)	6,000	6,000
Washington State, School Districts, COP
3.000%, 12/01/10	1,625	1,647
Washington State, Ser A, GO, AGM
6.250%, 02/01/11	315	327

		7,974

Wisconsin — 1.4%
Hartland-Lakeside, Joint School District No. 3, TRAN
1.500%, 09/20/10	3,250	3,254

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Northland Pines, School District, TRAN
1.250%, 10/08/10	$1,100	$1,101
Oak Creek, Waterworks System Authority, BAN
Callable 07/06/10 @ 100
4.000%, 04/01/11	3,000	3,006

		7,361

Wyoming — 0.3%
Campbell County, Recreation Project, RB
5.000%, 06/15/10	1,430	1,432

Total Municipal Bonds (Cost $532,142) ($ Thousands)		536,432

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(F)	66,427	66

Total Cash Equivalent (Cost $66) ($ Thousands)		66
Total Investments — 101.3% (Cost $532,208) ($ Thousands)@		$536,498

Percentages are based on Net Assets of $529,645 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Security is escrowed to maturity.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Rate shown is the 7-day effective yield as of May 31, 2010

AGM	— Assured Guaranty Mortgage Corporation

AMBAC	— American Municipal Bond Assurance Corporation

BAN	— Bond Anticipation Note

Cl	— Class

COP	— Certificate of Participation

FGIC	— Financial Guaranty Insurance Company

GAN	— Grant Anticipation Note

GO	— General Obligation

NATL	— National Public Finance Guarantee Corporation

RAN	— Revenue Anticipation Note

RB	— Revenue Bond

RE	— Reinsurance provided by the aforementioned guarantor.

Ser	— Series

TA	— Tax Allocation

TAN	— Tax Anticipation Note

TRAN	— Tax and Revenue Anticipation Note

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2010

@ At May 31, 2010, the tax basis cost of the Fund’s investments was $532,157 ($ Thousands), and the unrealized appreciation and depreciation were $4,515 ($ Thousands) and $(174) ($Thousands) respectively.

As of May 31, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.9%

California — 92.2%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,094
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL
Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,062
California State University, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,245
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,277
California State University, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,418
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,501
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,087
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,197
California State, Communities Development Authority, LA Jewish Home Project, RB
Callable 11/15/10 @ 100
4.500%, 11/15/13	3,000	3,032
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,032

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Department of Water Resources & Power, Ser Y, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/01/13 (A)	$30	$34
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,442
California State, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,056
California State, GO
5.250%, 02/01/18	2,000	2,229
5.000%, 10/01/16	3,225	3,580
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,251
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,094
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,425	1,460
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,873
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,557
California State, Municipal Finance Authority, Pilgrim Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,326
California State, Public Works Board, California State University Project, Ser A, RB, NATL-RE FGIC
5.250%, 10/01/17	1,380	1,497

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	$1,560	$1,694
California State, Ser A, GO
5.000%, 07/01/16	2,775	3,134
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,788
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,385
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,253
Corona-Norca, Unified School District, Ser B, GO, AGM
5.600%, 09/01/13 (B)	1,000	926
5.500%, 09/01/12 (B)	1,005	963
Del Mar, Race Track Authority, RB
5.000%, 08/15/10	700	704
Evergreen, Elementary School District, GO, NATL
Callable 09/01/14 @ 100
5.000%, 09/01/22	2,270	2,427
Fontana, Redevelopment Agency, Jurupa Hills Redevelopment Project, Ser A, TA
5.200%, 10/01/10	1,615	1,628
Fresno, Joint Powers Financing Authority, TA, AMBAC
Callable 08/01/10 @ 102
5.500%, 08/01/15	1,445	1,479
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,740
Hacienda La Puente, Unified School District, Ser A, GO, NATL
5.450%, 08/01/15 (B)	1,200	997
Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	1,000	1,156

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Intermodal Container Transfer Facility, Joint Powers Authority, Ser A, RB, AMBAC
5.000%, 11/01/10	$1,465	$1,488
Loma Linda, University Medical Center Project, Ser A, RB
5.000%, 12/01/15	1,575	1,643
Long Beach, Ser B, RB
5.000%, 05/15/20	2,000	2,294
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,754
Los Angeles, Community College District, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,642
Los Angeles, Community College District, Ser E-1, GO
Callable 08/01/18 @ 100
5.000%, 08/01/25	2,425	2,615
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,337
Los Angeles, Sonnenblick Del Rio Project, COP, AMBAC
5.375%, 11/01/10	485	494
M-S-R, Public Power Agency, Ser K, RB, NATL
5.000%, 07/01/13	2,600	2,822
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,439
Ontario, Redevelopment Financing Authority, Center City & Cimarron Project No. 1, RB, NATL
5.000%, 08/01/11	1,270	1,296
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,378

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2010

Description	Face Amount ($Thousands)	Value ($Thousands)

Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	$1,000	$998
Rancho, Water District Financing Authority, Ser A, RB, AGM
Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,528
Redwood City, Elementary School District, GO, NATL-RE FGIC
5.000%, 08/01/15	2,275	2,502
Riverside, Community College District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,873
San Diego County, Burnham Institution for Medical Research Project, COP
Callable 09/01/15 @ 102
5.000%, 09/01/16	575	596
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	2,075	2,306
5.000%, 05/15/24	1,000	1,079
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,371
San Francisco City & County, Airports Commission , Ser 2, RB, NATL-RE FGIC
5.000%, 05/01/12	1,555	1,668
San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	3,000	3,468
San Francisco, Bay Area Toll Authority, Ser F, RB
Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,168
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,106
San Joaquin County, Capital Facilities Project, COP, NATL
5.500%, 11/15/13	1,000	1,079

Description	Face Amount ($Thousands)	Value ($Thousands)

Santa Clara County, Fremont Union High School District, GO, NATL-RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	$2,000	$2,192
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	2,585	2,692
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,229
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,197
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,983
Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	525	538
5.000%, 11/01/16	550	558
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,105
University of California, Regents Medical Center, Ser A, RB, NATL
5.000%, 05/15/13	2,000	2,217
University of California, Regents Medical Center, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,125
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,366
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	564
Val Verde, Unified School District, COP, FGIC
Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,893
Washington Township, Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,184

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31,2010

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

West Hollywood, Public Financing Authority, Ser A, RB
5.000%, 02/01/13	$1,645	$1,776
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,585

		150,766

Puerto Rico — 3.7%
Puerto Rico Commonwealth, Electric Power Authority, RB, NATL
5.000%, 07/01/20	1,700	1,838
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,407
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,642
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB, CIFG
5.500%, 07/01/16	1,000	1,116

	6,003

Total Municipal Bonds (Cost $149,878) ($ Thousands)		156,769

TAX EXEMPT CORPORATE BOND — 1.1%

California — 1.1%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	1,809

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,809

CASH EQUIVALENT — 2.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(D)	3,263,116	3,263

Total Cash Equivalent (Cost $3,263) ($ Thousands)		3,263

Total Investments — 99.0% (Cost $155,141) ($ Thousands)@		$161,841

Percentages are based on Net Assets of $163,419 ($ Thousands).

†	Investment in Affiliated Security.

(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B) Zero coupon security. The rate shown on the schedule of investments represents the security’seffective yield at the time of purchase.
(C) Security is escrowed to maturity.
(D) Rate shown is the 7-day effective yield as of May 31, 2010

ABAG — Association of Bay Area Governments
AGM — Assured Guaranty Mortgage Corporation
AMBAC — American Municipal Bond Assurance Corporation
CIFG — CDC IXIS Financial Guaranty
Cl — Class
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
Radian — Radian Asset Assurance
RB — Revenue Bond
RE — Reinsurance provided by the aforementioned guarantor.
Ser — Series
TA — Tax Allocation
XLCA — XL Capital Assurance

@ At May 31, 2010, the tax basis cost of the Fund’s investments was $155,055

($ Thousands), and the unrealized appreciation and depreciation were $7,058 ($ Thousands) and $(272) ($Thousands) respectively.

As of May 31, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

Massachusetts — 85.4%
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	$500	$565
Boston, Ser A, GO
5.000%, 04/01/14	350	398
Erving, GO
5.375%, 06/15/12	375	380
Fall River, GO, AGM
Callable 02/01/13 @ 101
5.250%, 02/01/15	750	809
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	214
5.500%, 03/01/12	120	125
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	614
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, NATL
7.000%, 03/01/11	750	787
Massachusetts Bay, Transportation Authority, Ser A, RB
Pre-Refunded @ 100
5.750%, 07/01/10 (A)	45	45
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	581
5.000%, 07/01/22	500	584
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,187
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	245	294
5.250%, 07/01/21	250	297

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17	$500	$580
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	611
Massachusetts State, Department of Transportation, Ser B, RB
5.000%, 01/01/15	300	333
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	559
Massachusetts State, Development Finance Agency, Biomedical Research Project, Ser C, RB
Callable 08/01/10 @ 101
6.000%, 08/01/11	210	214
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	283
Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB
Callable 06/02/10 @ 100
1.150%, 10/01/42 (B) (C)	100	100
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	544
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/14	1,000	1,086
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	285

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	$250	$294
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	577
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	551
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	572
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	585
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,320	1,417
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	309
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	607
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	565
Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Systems Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	218

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	$500	$538
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	355
Massachusetts State, Health & Educational Facilities Authority, Wheaton College Project, Ser F, RB
5.000%, 01/01/14	400	443
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB
Callable 12/01/14 @ 100
5.000%, 12/01/28	250	250
Massachusetts State, Housing Finance Agency, Single Family Housing Project, Ser III, AMT, RB
Callable 06/01/13 @ 100
4.200%, 12/01/14 (C)	565	578
Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB
Callable 07/06/10 @ 100
5.750%, 02/01/14	925	928
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL-RE FGIC
5.000%, 07/01/16	750	784
Massachusetts State, Port Authority, Ser C, RB, NATL
Callable 07/01/13 @ 100
5.000%, 07/01/14	300	331

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	$1,150	$1,275
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	594
Massachusetts State, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 03/01/15 (A)	500	578
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	597
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	907
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	237
Massachusetts State, Ser D, GO, NATL
5.500%, 11/01/15	500	589
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	629
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB
Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Authority, RB
5.250%, 08/01/29	500	603
Massachusetts State, Water Pollution Abatement Authority, Ser 14, RB
5.000%, 08/01/19	1,000	1,178
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	419
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	760	879

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	$500	$592
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	70	73
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	566
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,150

		32,248

Puerto Rico — 12.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	280
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	282
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	276
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	267
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	322
5.000%, 07/01/16	500	534
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	45	54
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	6

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, AMBAC
5.500%, 07/01/16	$250	$272
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	500	528
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (C)	250	261
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	750	816
Puerto Rico Commonwealth, Sales Tax Financing, Sub - Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	556
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/12 @ 100
5.000%, 07/01/30 (C)	250	261

		4,715

Virgin Islands — 0.2%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	75	76

Total Municipal Bonds (Cost $35,228) ($ Thousands)		37,039

CASH EQUIVALENT — 0.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(E)	187,324	187

Total Cash Equivalent (Cost $187) ($ Thousands)		187

Total Investments — 98.6% (Cost $35,415) ($ Thousands)@		$37,226

Percentages are based on Net Assets of $37,769 ($ Thousands).

†	Investment in Affiliated Security.

A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(B)	Securities are held in connection with a letter of credit issued by a major bank

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of May 31, 2010

AGM	— Assured Guaranty Mortgage Corporation

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax (subject to)

Cl	— Class

FGIC	— Financial Guaranty Insurance Company

GO	— General Obligation

NATL	— National Public Finance Guarantee Corporation

RB	— Revenue Bond

RE	— Reinsurance provided by the aforementioned guarantor.

Ser	— Series

XLCA	— XL Capital Assurance

@ At May 31, 2010, the tax basis cost of the Fund’s investments was $35,410 ($ Thousands), and the unrealized appreciation and depreciation were $1,827

($ Thousands) and $(11) ($Thousands) respectively.

As of May 31, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.1%

New Jersey — 84.2%
Atlantic County, Public Facilities Lease Agreement, COP, NATL-RE FGIC
6.000%, 03/01/13	$1,000	$1,110
Burlington County, Bridge Authority, Government Loan Program, RB
Callable 10/15/12 @ 100
5.000%, 10/15/13	1,290	1,404
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,953
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,462
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,154
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	604
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, NATL
5.000%, 06/01/14	3,000	3,133
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB
Callable 06/01/11 @ 102
5.000%, 06/01/12	890	931
New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, NATL
Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,205
New Jersey State, Economic Development Authority, RB
5.000%, 12/15/17	1,000	1,116

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	$1,485	$1,652
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,932
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,777
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,912
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	842
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,762
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/20 (A)	1,220	1,458
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,211
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,211

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/15	$1,350	$1,507
New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,094
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB
Callable 07/06/10 @ 100
5.250%, 07/01/11	535	536
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	400	415
5.000%, 07/01/14	510	539
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	202
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Corporation Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,057
5.000%, 07/01/14	570	608
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,015
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,726

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Transportation Administration, Federal Transportation Grants, Ser B, COP, AMBAC
5.500%, 09/15/11	$1,000	$1,048
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.000%, 06/15/10 (A)	165	165
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,864
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,434
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,615	1,813
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,165	1,364
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,000	1,170
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,387
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,450

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,122
Passaic Valley, Sewage Commissioners, Ser F, RB, NATL-RE FGIC
5.000%, 12/01/12	1,270	1,351
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,185
5.000%, 05/01/22	1,000	1,136
Southeast Morris County, Municipal Utilities Authority, RB, NATL
Callable 01/01/11 @ 100
5.000%, 01/01/13	1,215	1,239
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,244
5.000%, 09/15/17	635	740

		67,240

New York — 4.2%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Project, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,405

Pennsylvania — 3.2%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,733
5.000%, 07/01/16	730	819

		2,552

Puerto Rico — 5.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser JJ, RB, XLCA
5.375%, 07/01/17	1,000	1,114
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	1,000	1,075
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/12	1,015	1,092

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	$1,000	$1,088

		4,369

Total Municipal Bonds (Cost $73,972) ($ Thousands)		77,566

CASH EQUIVALENT — 1.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% † (C)	1,031,768	1,032

Total Cash Equivalent (Cost $1,032) ($ Thousands)		1,032

Total Investments — 98.4% (Cost $75,004) ($ Thousands) @		$78,598

Percentages are based on Net Assets of $79,884 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of May 31, 2010

AGM — Assured Guaranty Mortgage Corporation

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

@ At May 31, 2010, the tax basis cost of the Fund’s investments was $75,004

($ Thousands), and the unrealized appreciation and depreciation were $3,637 ($ Thousands) and $(43) ($Thousands) respectively.

As of May 31, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.4%

Guam — 0.5%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$528

New York — 86.0%
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,094
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	529
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,152
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,598
Islip, Resource Recovery Agency, Ser F, AMT, RB, AGM
5.000%, 07/01/12	1,000	1,039
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,104
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	558
Long Island, Power Authority, Ser F, RB, NATL
5.000%, 05/01/15	1,000	1,126
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/13	1,000	1,110
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	1,290	1,442
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/11 @ 100
5.250%, 11/15/12	1,000	1,065

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	$1,000	$1,097
Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 11/15/14	500	567
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	567
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,122
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	577
Nassau County, Interim Finance Authority, Ser A, RB, NATL
5.000%, 11/15/14	500	577
Nassau County, Ser A, GO, NATL-RE FGIC
6.000%, 07/01/10	100	100
New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,652
New York & New Jersey, Port Authority, Ser 139, AMT, RB, NATL-RE FGIC
5.000%, 10/01/13	1,000	1,099
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,419
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,170

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC
5.000%, 07/01/12	$1,000	$1,071
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,077
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,144
New York City, Ser C, GO
5.000%, 08/01/13	500	556
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,704
New York City, Ser C, GO, NATL
5.000%, 08/01/15	750	856
New York City, Ser G, GO
5.000%, 08/01/15	1,865	2,129
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	812
New York City, Ser H, GO
5.000%, 08/01/13	840	934
New York City, Ser H, GO, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	839
New York City, Ser H, GO, NATL-RE FGIC
6.000%, 08/01/12	750	829
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	500	553
New York City, Sub-Ser B-2, GO
Callable 06/02/10 @ 100
3.650%, 08/15/18 (A)(B)	1,200	1,200
New York City, Sub-Ser F-1, GO
5.000%, 09/01/13	750	836
New York City, Sub-Ser J, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	338

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (B)(C)	$750	$800
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB
Callable 02/01/11 @ 100
5.250%, 02/01/29 (B)(C)	750	771
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser D, RB
5.000%, 11/01/17	1,000	1,164
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub-Ser D-2, RB
Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,128
New York City, Transitional Finance Authority, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	403
New York City, Transportation Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (D)	105	122
New York State, Dormitory Authority, City University System, Special Obligation, Ser D, RB, FGIC
5.750%, 07/01/12	745	775
New York State, Dormitory Authority, Columbia University, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,126
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	740	830
5.000%, 07/01/16	655	728

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Hospital - Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	$1,150	$1,257
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,107
New York State, Dormitory Authority, Manhattan College Project, RB, Radian
5.500%, 07/01/11	900	922
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,663
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser C, RB, NATL-RE FGIC
5.000%, 02/15/13	800	874
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,142
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,071
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 07/01/18	795	860
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,072

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, New York State Department of Health Project, RB
5.250%, 07/01/13	$500	$557
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	122
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	574
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB, AMBAC
5.000%, 07/01/12	1,000	1,074
5.000%, 07/01/13	1,000	1,097
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,137
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,210
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (B)	1,000	1,101
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/14	1,000	1,130
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	553
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	881
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,302
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	699
New York State, Environmental Facilities Authority, New York City Water Project, RB
5.750%, 06/15/10	35	35

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser A, RB
Callable 06/15/18 @ 100
5.000%, 06/15/24	$1,500	$1,674
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser E, RB
5.000%, 06/15/14	750	858
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,164
New York State, Environmental Facilities Authority, Ser A, RB, NATL-RE FGIC
5.250%, 12/15/13	500	572
New York State, Local Government Services, Ser E, RB
6.000%, 04/01/14	1,020	1,149
New York State, Local Government Services, Sub-Ser A-5/6, RB
5.000%, 04/01/18	1,000	1,172
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 04/01/11 @ 100
5.050%, 10/01/17	825	837
New York State, Mortgage Agency, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	1,000	1,066
New York State, Thruway Authority, Ser A, RB
5.000%, 03/15/17	500	577
New York State, Thruway Authority, Ser A, RB, AGM
5.000%, 03/15/14	1,000	1,130
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,122

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/14	$1,000	$1,129
5.000%, 04/01/15	800	916
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	1,000	1,141
New York State, Thruway Authority, Ser H, RB, NATL
5.000%, 01/01/15	635	712
New York State, Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	898
New York State, Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,156
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,198
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	292
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,170
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,168
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	568
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	562

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sales Tax Asset Receivable , Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	$1,000	$1,120
Troy, Industrial Development Authority, Rensselaer Polytechnic Institute Project, Ser A, RB
5.500%, 09/01/10	400	404
TSASC, Ser 1, RB
Callable 06/01/16 @ 100
4.750%, 06/01/22	2,510	2,517
Westchester County, Ser C, GO
5.000%, 11/01/17	850	1,022
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	333
Yonkers, Ser A, GO, NATL
5.000%, 08/01/13	1,500	1,622

		96,178

Pennsylvania — 0.5%
New York State, Dormitory Authority, Ser B, RB
5.000%, 07/01/16	500	570

Puerto Rico — 12.3%
Erie County, Fiscal Stability Authority, Ser A, RB
5.000%, 05/15/17	850	990
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	563
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	538
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/15	750	805
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	1,968

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	$2,100	$2,244
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, AGM
5.500%, 07/01/19	750	839
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	115	138
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	567
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, AMBAC
5.500%, 07/01/16	500	545
5.500%, 07/01/18	1,000	1,081
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	250	264
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (B)	1,000	1,045
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	822

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	$1,250	$1,390

		13,810

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	75	76

Total Municipal Bonds (Cost $105,491) ($ Thousands)		111,162

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(E)	78,827	79

Total Cash Equivalent (Cost $79) ($ Thousands)		79

Total Investments — 99.5% (Cost $105,570) ($ Thousands)@		$111,241

Percentages are based on Net Assets of $111,785 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2010. The coupon on a step bond changes on a specified date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of May 31, 2010

AGM — Assured Guaranty Mortgage Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

@ At May 31, 2010, the tax basis cost of the Fund’s investments was $105,570 ($ Thousands), and the unrealized appreciation and depreciation were $5,672
($ Thousands) and $(1) ($Thousands) respectively.

As of May 31, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Guam — 1.3%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,056

Pennsylvania — 86.1%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,097
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,133
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	607
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB
Callable 07/06/10 @ 101
5.200%, 05/01/17	565	570
Allegheny County, Ser C-56, GO, AGM
5.000%, 10/01/15	1,000	1,135
Bensalem Township, Water & Sewer Authority, RB
Callable 07/06/10 @ 100
6.750%, 12/01/14 (A)	60	67
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,220
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,088
Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB
Callable 07/06/10 @ 100
7.625%, 09/01/11 (A)	59	61

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Central Dauphin County, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	$1,000	$1,214
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,174
Delaware County, Healthcare Authority, Mercy Health Project, Ser A, RB
Callable 07/06/10 @ 100
5.125%, 11/15/12 (A)	70	70
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	887
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	1,000	1,106
Delaware River, Pennsylvania & New Jersey Port Authority, Delaware Bridges Project, RB
Callable 07/06/10 @ 100
6.500%, 01/15/11 (A)	50	52
Delaware Valley, Regional Finance Authority, RB
5.500%, 07/01/12	1,000	1,079
Derry Township, Sanitation Sewer Authority, RB
Callable 07/06/10 @ 100
6.250%, 08/01/12 (A)	20	21
Dover Township, Sewer Authority, RB
Callable 07/06/10 @ 100
6.250%, 05/01/12 (A)	10	11
Erie County, Hospital Authority, Erie County Geriatric Project, RB
Callable 07/06/10 @ 100
6.250%, 07/01/11 (A)	35	36
Hampton Township, Sanitation Sewer Authority, RB
6.500%, 09/01/10 (A)	10	10
Horsham Township, Water & Sewer Authority, RB, NATL
Callable 07/06/10 @ 100
6.700%, 01/01/11 (A)	5	5

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster Area, Sewer Authority, RB
Callable 07/06/10 @ 100
6.000%, 04/01/12 (A)	$95	$101
Lancaster Area, Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,070
Lancaster, Parking Authority, RB
Callable 07/06/10 @ 100
5.750%, 01/01/12 (A)	10	10
Langhorne Manor Boro, Higher Education Authority, Woods Services Project, RB, Radian
Callable 11/15/11 @ 100
4.950%, 11/15/16	2,485	2,492
Lower Pottsgrove Township, RB
Callable 11/01/10 @ 100
6.250%, 05/01/12 (A)	10	11
Luzerne County, Ser C, GO, NATL-RE FGIC
5.250%, 12/15/15	1,000	1,104
McKeesport Area, School District, Ser C, GO
Callable 07/06/10 @ 100
5.000%, 04/01/13 (A)	250	264
Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	435	492
Mifflin County, Hospital Authority, RB, Radian
Callable 01/01/11 @ 101
5.500%, 07/01/12	1,375	1,429
Montgomery County, Higher Education & Health Authority, Arcadia University Project, RB, Radian
5.000%, 04/01/15	400	433
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	1,140	1,259

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	$1,000	$1,078
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,149
Nazareth Area, School District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 08/15/14 (B)	500	576
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian
Callable 07/06/10 @ 100
5.125%, 07/01/19	470	471
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian
Callable 01/01/13 @ 100
5.500%, 07/01/15	995	1,004
Northampton/Bucks County, Municipal Authority, RB
Callable 07/06/10 @ 100
6.750%, 11/01/13 (A)	15	16
Penn State University , Ser B, RB
5.250%, 08/15/21	1,000	1,191
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	945
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	1,978
Pennsylvania State, Economic Development Financing Authority, Dr. Gertrude A. Barber Center Project, RB, Radian
Callable 12/01/10 @ 100
5.625%, 12/01/15	885	888
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,450
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL
Callable 07/06/10 @ 100
5.875%, 11/15/16	25	25

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL
Callable 07/06/10 @ 100
5.875%, 11/15/18	$2,000	$1,927
5.700%, 11/15/10	50	50
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	583
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,241
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,150
5.000%, 08/01/21	1,000	1,129
Pennsylvania State, Higher Educational Facilties Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,695
Pennsylvania State, Higher Educational Facilties Authority, Thomas Jefferson University Project, RB 100
Callable 03/01/20 @
5.000%, 03/01/23	1,465	1,596
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax
5.000%, 06/15/18	1,000	1,150
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,181
Pennsylvania State, Ser 2, GO
Pre-Refunded @ 100
5.000%, 01/01/16 (B)	1,000	1,158
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,213
Pennsylvania Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,251
Philadelphia, Gas Works Authority, Ser B, RB, NATL
7.000%, 05/15/20 (A)	880	1,051
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,050

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Hospitals & Higher Education Facilities Authority, Jefferson Health Systems Project, Ser A, RB, AMBAC
Callable 07/06/10 @ 100
5.125%, 05/15/18	$1,000	$1,003
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	544
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,084
Philadelphia, Water & Wastewater Authority , Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,059
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	1,000	1,115
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB
Callable 07/06/10 @ 100
6.625%, 10/01/12 (A)	20	22
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,615	1,692
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA
Callable 07/06/10 @ 100
6.000%, 12/01/11 (C)	1,500	1,539
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA
Callable 07/06/10 @ 100
6.250%, 03/15/15 (C)	1,300	1,302
Quakertown, Hospital Authority, Community Hospital Project, RB
7.125%, 01/01/11 (A)	20	21

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	$2,080	$2,267
South Fayette Township, Sanitation Authority, RB
Callable 07/06/10 @ 100
6.375%, 11/01/12 (A)	50	51
South Fork, Municipal Authority, Conemaugh Valley Memorial Hospital, RB
5.625%, 07/01/10	5	5
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian
Callable 06/01/12 @ 100
4.900%, 12/01/14	545	554
Spring Ford Area, School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,500	1,632
Susquehanna Township, Sewer Authority, RB
Callable 07/06/10 @ 100
6.000%, 11/15/13 (A)	35	38
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,185
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	586
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,150
Upper Allen Township, Sewer Authority, RB
Callable 07/06/10 @ 100
5.750%, 04/01/13 (A)	105	115
Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (A)	5	5
Willistown Township, Municipal Sewer Authority, RB
Callable 07/06/10 @ 100
6.000%, 01/01/15 (A)	10	11
York County, Industrial Development Authority, York Water Project, RB
3.750%, 06/01/10	1,000	1,000
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	75	86

		68,575

Puerto Rico — 11.3%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	563

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	$500	$538
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	650	693
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/18	1,100	1,197
5.500%, 07/01/19	1,000	1,085
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB	1,000	1,061
5.500%, 07/01/24
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	175	193
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13 (A)	325	366
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	1,000	1,093
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,088

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2010

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	$1,000	$1,112

		8,989

Total Municipal Bonds (Cost $76,349) ($ Thousands)		78,620

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(D)	55,683	56

Total Cash Equivalent (Cost $56) ($ Thousands)		56

Total Investments — 98.7% (Cost $76,405) ($ Thousands)@		$78,676

Percentages are based on Net Assets of $79,672 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Rate shown is the 7-day effective yield as of May 31, 2010

AGM — Assured Guaranty Mortgage Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@	At May 31, 2010, the tax basis cost of the Fund’s investments was $76,371 ($ Thousands), and the unrealized appreciation and depreciation were $2,705 ($ Thousands) and $(400) ($Thousands) respectively.

As of May 31, 2010, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 65.6%

Alabama — 1.0%
Colbert County, Northwest Alabama Health Care Authority, RB
Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$779
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	695
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/26	500	465

		1,939

Alaska — 0.7%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36	200	130
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,152

		1,282

Arizona — 2.8%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	269
Chandler, GO
Callable 07/01/18 @ 100
4.000%, 07/01/20	1,000	1,068
Mohave County, Industrial Development Authority, Mohave Prison LLC Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	458
Pima County, Industrial Development Authority, American Charter Schools Fundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	223
Pima County, Industrial Development Authority, Tucson Electric Power Project, RB
Callable 01/12/15 @ 100
5.750%, 09/01/29	1,000	1,012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	$500	$505
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,281
Pima County, Industrial Development Authority, Tuscon Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	198
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	442

		5,456

California — 5.4%
ABAG, Finance Authority of Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	438
Bay Area, Toll Authority, Ser F, RB
Callable 04/01/16 @ 100
5.000%, 04/01/31	1,000	1,033
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,058
California State, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,159
California State, Health Facilities Financing Authority, Catholic Healthcare West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,056
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,076

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	$250	$260
California State, Statewide Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	1,000	1,015
Long Beach, Special Tax, Towne Center Project
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	643
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC
Callable 07/06/10 @ 100
5.750%, 11/01/12	495	495
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,130
University of California , Regents Medical Center Project, RB, NATL
0.902%, 05/15/30 (A)	250	175

		10,538

Colorado — 0.6%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	506
Colorado State, Public Energy Authority, RB
6.250%, 11/15/28	650	705

		1,211

Delaware — 0.3%
Delaware State, Economic Development Authority, RB
Callable 08/01/20 @ 100
5.400%, 02/01/31	500	511

Florida — 2.2%
Citizens Property Insurance, Ser Senior SECD-A-1, RB
5.000%, 06/01/16	1,200	1,261

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, University Square Community Development Authority, Ser A-1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	$250	$218
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/16 @ 100
5.500%, 04/01/38	500	507
Miami-Dade County, RB
Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	1,027
Miami-Dade County, Water & Sewer Authority, RB
Callable 10/01/20 @ 100
5.000%, 10/01/34	1,000	1,033
Seminole Tribe, Special Obligation, Ser A, RB
Callable 10/01/17 @ 100	250	228

5.250%, 10/01/27		4,274

Georgia — 2.6%
Atlanta, Downtown Development Authority, Underground Project, Ser A, RB, AGM
4.000%, 07/01/11	500	513
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,005
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	481
Georgia State, Municipal Electric Authority , Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	511
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,124

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Main Street Natural Gas, Ser A, RB
6.250%, 07/15/28 (B)	$700	$413
5.000%, 03/15/12	1,000	1,040

		5,087

Idaho — 0.2%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	279

Illinois — 3.0%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	204
Chicago, O’Hare International Airport, Third Lien, Ser A, RB, NATL-RE FGIC
Callable 01/01/16 @ 100
5.000%, 01/01/33	850	852
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	439
Illinois State, Finance Authority, Alexian Brothers Health Systems Project, RB
4.000%, 02/15/13	500	517
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35	500	418
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
6.000%,03/01/37 (B)	300	75
Illinois State, Finance Authority, Monarch Landing Facilities Project, Ser A, RB
7.000%, 12/01/37 (B)	200	43
Illinois State, Finance Authority, OSF Healthcare Systems Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,127

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Provena Health Project, Ser A, RB
5.000%, 05/01/11	$250	$256
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	229
Illinois State, GO
1.823%, 01/01/11	1,500	1,507
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB
Callable 06/01/17 @ 103
6.625%, 06/01/37	150	139

		5,806

Indiana — 2.2%
Indiana State, Finance Authority, Ascension Health Project, Ser A-7, RB
5.000%, 10/01/26 (A)	500	555
Indiana State, Finance Authority, U.S. Steel Project, RB
Callable 06/01/20 @ 100
6.000%, 12/01/26	500	511

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	$1,000	$1,043
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,076
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,106

		4,291

Iowa — 0.4%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27	250	188
5.500%, 11/15/37	900	620

		808

Kansas — 1.2%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	546
Manhattan, Healthcare Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/37	750	593
5.125%, 05/15/42	100	77
Wichita, Facilities Improvement Authority, Ser III, RB
Callable 11/15/19 @ 100
5.000%, 11/15/34	1,000	1,010

		2,226

Kentucky — 1.0%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,086

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	$500	$513
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Corporation Project, Ser A, RB
Callable 07/15/20 @ 100
6.000%, 07/15/31	250	250

		1,849

Louisiana — 1.8%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,653
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	563
St. John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,246

		3,462

Maine — 0.5%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
3.000%, 07/01/12	1,000	1,037

Maryland — 0.6%
Maryland State, Economic Development, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,018

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	$300	$215

		1,233

Massachusetts — 1.5%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB
Callable 10/15/17 @ 100	250	216
6.750%, 10/15/37
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,500	1,587
Massachusetts State, Ser A, GO
Callable 08/01/12 @ 100
0.670%, 02/01/13 (A)	1,000	1,002

		2,805

Michigan — 2.5%
Detroit, GO
Callable 11/01/20 @ 100
5.250%, 11/01/35	900	893
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	232
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	888
Michigan State, Municipal Bond Authority, Ser B, RB
5.000%, 03/21/11	2,000	2,003
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	250	241

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	$500	$597

		4,854

Minnesota — 1.1%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	83
Faribault, Senoir Housing Authority, Senior Living LLC Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	316
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	335
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	927
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	451

		2,112

Mississippi — 0.7%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB
Callable 06/28/10 @ 100
5.875%, 04/01/22	1,300	1,305

Missouri — 0.1%
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	250

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nevada — 0.5%
Clark County, GO, AGM
Callable 06/01/16 @ 100
4.750%, 06/01/30	$1,000	$1,007

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB
Callable 10/01/19 @ 100	500	506
6.875%, 10/01/39
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, RB
Callable 06/02/10 @ 100
0.250%, 07/01/33 (A)	100	100
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, Ser B, RB
Callable 06/02/10 @ 100
0.200%, 07/01/33 (A)	200	200

		806

New Jersey — 1.1%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	213
New Jersey State, Economic Development Authority, Seashore Gardens Project, RB
Callable 11/01/16 @ 100
5.375%, 11/01/36	240	300
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	2,500	1,718

		2,171

New Mexico — 0.3%
Farmington, Pollution Control Authority, Ser D, RB
Callable 06/01/20 @ 100
5.900%, 06/01/40	500	500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 2.6%
Brooklyn Arena, Local Development, Barclay’s Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	$500	$515
Monroe County, Ser A, GO, AGM
3.750%, 06/01/11	1,000	1,023
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB
Callable 01/01/18 @ 100
6.700%, 01/01/43	750	713
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.813%, 03/01/16 (A)	250	209
New York City, Liberty Development Corporation, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/35	1,000	1,045
5.500%, 10/01/37	500	500
Troy, Rensselaer Polytechnic Project, Ser A, RB
Callable 09/01/20 @ 100
5.125%, 09/01/40	1,000	1,018

		5,023

North Carolina — 2.1%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	544
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,044
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	249

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Duke University Healthcare Systems Project, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/42	$1,150	$1,200
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	540
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100	500	513

6.250%, 10/01/38		4,090

Ohio — 2.8%
Allen County, Hospital Facilities Revenue Authority, Catholic Healthcare Systems Project, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/38	500	493
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
6.000%, 06/01/42	1,435	1,073
5.875%, 06/01/30	800	645
5.875%, 06/01/47	1,250	895
Lorain County, Hospital Revenue Authority, RB, AGM
5.250%, 02/01/14	375	408
Ohio State, Higher Educational Facilities Authority, Ashland University Project, RB
Callable 09/01/20 @ 100
6.250%, 09/01/24	200	199
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,137

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Callable 01/15/15 @ 100
6.750%, 01/15/39	$500	$535

		5,385

Oregon — 0.6%
Oregon State, Health & Science University, Ser A, RB
Callable 07/01/19 @ 100
5.750%, 07/01/39	1,000	1,092

Pennsylvania — 3.6%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	253
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB
Callable 11/15/17 @ 100
5.375%, 11/15/40	575	453
Bethlehem Area, School District, Ser A, GO, AGM
Callable 04/15/19 @ 100
5.000%, 10/15/20	1,000	1,087
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	223
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	834
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	246

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB
Callable 06/01/11 @ 103
6.750%, 12/01/36	$800	$830
Pennsylvania State, Health Systems Authority, Geisinger Health Project, Ser A, RB
Callable 06/02/10 @ 100
0.260%, 05/15/35 (A)	100	100
Pennsylvania State, Higher Educational Facilties Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	250
Pennsylvania State, Turnpike Commission, Ser D, RB
Callable 12/01/19 @ 100
5.125%, 12/01/40	750	768
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/34	250	202
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB
Callable 07/06/10 @ 100	500	500
6.625%, 11/15/23
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	210
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100	1,000	994
6.500%, 01/01/38

		6,950

Puerto Rico — 1.2%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	1,625	1,718
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/18 @ 100
6.000%, 07/01/38	600	634

		2,352

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	$1,050	$945
South Carolina State, Jobs-Economic Development Authority, Woodlands at Furman Project, Ser A, RB
Callable 11/15/17 @ 100
6.000%, 11/15/37	250	179
South Carolina State, Public Service Authority, Ser B, RB, NATL
5.000%, 01/01/19	1,000	1,154

		2,278

Tennessee — 3.0%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	509
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB
Callable 04/15/12 @ 101
6.500%, 04/15/31	1,000	1,053
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB
Callable 04/01/17 @ 100
5.250%, 04/01/36	250	238

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rutherford County, Health & Educational Facilities Board, Ser Senior CR, RB
Callable 11/15/19 @ 100
5.000%, 11/15/40	$1,000	$1,015
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,116
Sumner County, Health Educational & Housing Authority, Regional Hospital Project, Ser A, RB
Callable 11/01/17 @ 100
5.500%, 11/01/37	550	473
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	400	391
5.000%, 02/01/27	1,000	934

		5,729

Texas — 9.2%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 07/01/13 @ 101
6.300%, 07/01/32 (A)	375	205
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB
Callable 07/01/18 @ 100
8.250%, 05/01/33	600	388
Clifton, Higher Education Finance Authority, Uplift Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	502
Dallas, Independent School District, GO
4.000%, 02/15/11	450	461
Fort Bend County, GO, NATL
Callable 03/01/17 @ 100
4.750%, 03/01/31	500	514
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	801

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	$500	$501
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	1,000	1,075
Harris County, Health Facilities Development Authority, Hermann Healthcare Systems Project, Ser B, RB
Callable 12/01/18 @ 100
7.250%, 12/01/35	250	284
Houston, Airport Systems Authority, Special Facilities — Continental Project, Ser E, AMT, RB
Callable 07/01/11 @ 101
6.750%, 07/01/29	1,000	972
Lower Colorado, River Authority, RB
5.000%, 05/15/13	750	830
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	157
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	230
Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB
Callable 04/01/12 @ 100
5.200%, 04/01/18	250	251
North Central Texas, Health Facility Development, Children’s Medical Center — Dallas Project , RB
Callable 08/15/19 @ 100
5.750%, 08/15/39	2,500	2,671
North Texas, Tollway Authority, First Tier, Ser A, RB

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 1010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Texas, Tollway Authority, Second Tier, Ser F, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	$250	$262
North Texas, Tollway Authority, Second Tier, Ser F, RB
Callable 01/01/18 @ 100	1,700	1,783
5.750%, 01/01/33
North Texas, Tollway Authority, Sub-Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,072
Pharr, Higher Education Finance Authority, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	515
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Healthcare Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	558
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	244
5.000%, 12/15/11	250	257
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	456
Texas State, Ser B, GO
5.000%, 08/01/13	220	247
Texas State, Water Development Board, Ser B, RB
Callable 07/15/14 @ 100
4.500%, 07/15/23	850	885
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	255
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	250	234
Willacy County, Local Government, Ser A-1, RB
Callable 03/01/12 @ 103
6.875%, 09/01/28	245	223

		17,833

Utah — 0.6%

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. George, Electric Revenue Authority, RB, AGM
Callable 06/01/18 @ 100
5.000%, 06/01/38	$500	$517
St. George, Sales Tax, RB
2.500%, 11/01/11	250	256
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100	500	456

6.750%, 08/15/28		1,229

Virginia — 1.1%
Fairfax County, Industrial Development Authority, Inova Health Systems Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/35	1,000	1,075
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	500	498
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB
Callable 07/01/17 @ 100
5.500%, 07/01/37	200	123
Lewistown, Community Center Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	194

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Face Amount ($ Thousands) /Shares	Value ($Thousands)

Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Virginia State, White Oak Village Shops, Community Development Authority, Special Assessment, SAB
5.300%, 03/01/17	$250	$251

		2,141

Washington — 1.9%
King County, Public Hospital District No. 1, Ser B, GO Callable
06/01/18 @ 100
5.250%, 12/01/37	850	886
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	444
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	691
Washington State, Ser C, GO
5.000%, 01/01/18	1,500	1,735

		3,756

West Virginia — 0.5%
West Virginia State, Economic Development Authority, Amos Project, Ser A, RB
3.125%, 03/01/43 (A)	1,000	993

Wisconsin — 0.5%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Group Project, RB
Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,047

Total Municipal Bonds (Cost $125,307) ($ Thousands)		126,997

PREFERRED STOCK — 22.1%

Financials — 17.7%
Aegon
6.500%	5,900	101
6.375%	57,400	980
4.000% (A)	13,100	224
Allianz
8.375%	119,000	3,016
American International Group
8.500% (C)	1,700	16
Arch Capital Group
8.000%	16,000	407
7.875%	35,900	905
Bank of America
8.625%	26,600	659
8.200%	40,000	986
6.375%	2,000	39
Barclays Bank PLC
8.125%	55,530	1,347
7.750%	58,500	1,364
6.625%	12,500	251

Description	Shares	Value ($Thousands)

Credit Suisse Guernsey
7.900%	112,600	$2,813
Delphi Financial Group
7.376% (A)	1,200	24
Deutsche Bank Capital Funding Trust IX
6.625%	21,000	429
Deutsche Bank Capital Funding Trust X
7.350%	21,800	494
Deutsche Bank Contingent Capital Trust II
6.550%	79,600	1,607
Deutsche Bank Contingent Capital Trust III
7.600%	15,100	341

Goldman Sachs Group
6.200%	5,700	134
4.000% (A)	43,800	818
HSBC Finance
6.360%	14,300	292
HSBC Holdings PLC
6.200%	65,200	1,371
HSBC USA
4.500% (A)	14,800	333
2.858%	18,300	769
ING Groep
7.050%	41,700	748
6.375%	54,800	911
6.200%	6,300	106
JPMorgan Chase
6.150%	6,500	322
MetLife
6.500%	36,500	865
4.000% (A)	14,900	330
Morgan Stanley Group
4.000% (A)	64,100	1,178
PartnerRe
6.750%	31,400	721
6.500%	12,900	281
Pitney Bowes International Holdings
9.188%	1,000	1,008
PNC Financial Services Group
9.875% (A)	10,000	272
Principal Financial Group
6.518% (A)	5,700	125
5.563% (A)	5,000	410
Prudential PLC
6.750%	53,800	1,223
6.500%	68,200	1,569
RenaissanceRe Holdings
6.600%	29,500	636
6.080%	50,300	989

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Santander Finance Preferred Unipersonal
10.500%	71,800	$1,849
US Bancorp
7.875%	27,600	749
3.500% (A)	16,300	341

		34,353

Industrials — 0.8%
CoBank ACB
11.000%	29,000	1,582

Utilities — 3.6%
Alabama Power
6.450%	38,000	980
Georgia Power
6.500%	14,500	1,522
Gulf Power
6.450%	8,000	781
6.000%	5,000	482
Interstate Power & Light
8.375%	24,700	709
7.100%	6,300	159
PPL Electric Utilities
6.250%	75,000	1,812
Wisconsin Public Service
6.880%	5,000	504

		6,949

Total Preferred Stock (Cost $35,097) ($ Thousands)		42,884

CORPORATE BONDS — 8.5%

Financials — 8.5%
ANZ Capital Trust II
5.360%, 12/29/49	$700	685
AXA(A)
6.463%, 12/14/18	2,400	1,872
6.379%, 12/14/36	1,000	790
BBVA International Preferred Unipersonal(A)
5.919%, 12/31/49	2,900	2,051
BNP Paribas(A)
7.195%, 06/29/49	3,300	2,805
Commonwealth Bank of Australia(A)
6.024%, 03/29/49	500	449
Credit Agricole(A)
6.637%, 05/31/49	2,272	1,613
JPMorgan Chase(A)
7.900%, 04/29/49	2,300	2,340

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Rabobank Nederland(A)
11.000%, 12/31/49	$200	$243
Societe Generale(A)
5.922%, 04/05/17	200	158
Standard Chartered PLC(A)
7.014%, 07/30/37	1,000	869
Wells Fargo(A)
7.980%, 03/15/18	2,000	2,025
Westpac Capital Trust IV(A)
5.256%, 12/29/49	700	631

		16,531

Total Corporate Bonds (Cost $14,861) ($ Thousands)		16,531

CASH EQUIVALENT — 3.1%
SEI Tax Exempt Trust,
Institutional Tax Free	5,919,725
Fund, Cl A, 0.050% †(D)		5,920

Total Cash Equivalent (Cost $5,920) ($ Thousands)		5,920

Total Investments — 99.3% (Cost $181,185) ($ Thousands)@		$192,332

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2010

Percentages are based on Net Assets of $193,595 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2010. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security in default on interest payments.

(C)	Convertible Security.

(D)	Rate shown is the 7-day effective yield as of May 31, 2010

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Mortgage Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

@ At May 31, 2010, the tax basis cost of the Fund’s investments was $180,929

($ Thousands), and the unrealized appreciation and depreciation were $16,781 ($ Thousands) and $(5,378) ($Thousands) respectively.

The following is a summary of the inputs used as of May 31, 2010 valuing the Fund’s investments in accordance with ASC 820 carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$126,997	$—	$126,997
Preferred Stock	42,884	—	—	42,884
Corporate Bonds	—	16,531	—	16,531
Cash Equivalent	5,920	—	—	5,920

Total Investments in Securities	$48,804	$143,528	$—	$192,332

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2010

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Tax Exempt Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO
Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO
Date July 28, 2010

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO
Date July 28, 2010